UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2011

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

Contents
3 Performance Summary
4 Information About Your Fund's Expenses
5 Portfolio Summary
7 Investment Portfolio
41 Statement of Assets and Liabilities
42 Statement of Operations
43 Statement of Changes in Net Assets
44 Financial Highlights
45 Notes to Financial Statements
49 Proxy Voting
50 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Any decline in value of a fund security that is out on loan by the portfolio will adversely affect performance. Financial failure of the borrower may mean a delay in recovery or loss of rights in the collateral. Stocks of smaller companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30. 2011

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2011 are 0.57% and 0.82% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index
The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2011)
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,606	$13,711	$12,378	$11,960	$17,661
	Average annual total return	6.06%	37.11%	7.37%	3.64%	5.85%
Russell 2000 Index	Growth of $10,000	$10,621	$13,741	$12,518	$12,215	$18,365
	Average annual total return	6.21%	37.41%	7.77%	4.08%	6.27%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,596	$13,673	$12,284	$11,810	$17,174
	Average annual total return	5.96%	36.73%	7.10%	3.38%	6.08%
Russell 2000 Index	Growth of $10,000	$10,621	$13,741	$12,518	$12,215	$18,248
	Average annual total return	6.21%	37.41%	7.77%	4.08%	6.78%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2011
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/11	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,060.60	$1,059.60
Expenses Paid per $1,000*	$2.55	$3.83
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/11	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,022.32	$1,021.08
Expenses Paid per $1,000*	$2.51	$3.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.50%	.75%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/11	12/31/10

Common Stocks	96%	97%
Cash Equivalents*	4%	3%
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	6/30/11	12/31/10

Financials	21%	20%
Information Technology	19%	19%
Industrials	15%	16%
Consumer Discretionary	13%	14%
Health Care	13%	12%
Energy	7%	6%
Materials	5%	6%
Consumer Staples	3%	3%
Utilities	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.0% of Net Assets)
1. Healthspring, Inc. Offers managed care services	0.2%
2. Sotheby's Auctions fine arts, antiques and collectibles	0.2%
3. MFA Financial, Inc. Operator of a real estate investment trust	0.2%
4. Netlogic Microsystems, Inc. Designs and markets high performance knowledge-based processors	0.2%
5. Berry Petroleum Co. Operator of crude petroleum and natural gas extraction machinery	0.2%
6. Parametric Technology Corp. Develops, markets and supports integrated product development and processes lifecycle management solutions	0.2%
7. Rosetta Resources, Inc. An oil and gas exploration and production company	0.2%
8. CBL & Associates Properties, Inc. Owner of regional shopping malls and community shopping centers	0.2%
9. Dana Holding Corp. Engineers, manufactures and distributes components for worldwide automotive markets	0.2%
10. Tenneco, Inc. Designs, manufactures and markets emission control and ride control products and systems for the automotive market	0.2%

Asset allocation, sector diversification and holdings are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

For more complete details about the Fund's investment portfolio, see page 7.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio June 30, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 13.0%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	18,058	205,500
Amerigon, Inc.* (a)	5,872	102,055
Cooper Tire & Rubber Co. (a)	16,614	328,791
Dana Holding Corp.* (a)	39,117	715,841
Dorman Products, Inc.*	3,023	119,650
Drew Industries, Inc.	5,172	127,852
Exide Technologies*	20,949	160,050
Fuel Systems Solutions, Inc.*	4,366	108,932
Modine Manufacturing Co.*	12,554	192,955
Motorcar Parts of America, Inc.*	3,229	48,467
Shiloh Industries, Inc.	1,452	15,653
Spartan Motors, Inc. (a)	8,264	44,626
Standard Motor Products, Inc. (a)	5,063	77,110
Stoneridge, Inc.*	7,033	103,666
Superior Industries International, Inc.	6,167	136,352
Tenneco, Inc.*	16,167	712,480
Tower International, Inc.*	1,701	30,091
		3,230,071
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,961	76,903
Distributors 0.2%
Audiovox Corp. "A"*	4,797	36,265
Core-Mark Holding Co., Inc.* (a)	3,041	108,564
Pool Corp. (a)	12,871	383,685
Weyco Group, Inc. (a)	1,997	49,126
		577,640
Diversified Consumer Services 1.3%
American Public Education, Inc.* (a)	4,923	219,123
Archipelago Learning, Inc.* (a)	3,236	31,907
Bridgepoint Education, Inc.* (a)	4,764	119,100
Cambium Learning Group, Inc.*	4,460	15,030
Capella Education Co.* (a)	4,177	174,807
Coinstar, Inc.* (a)	8,376	456,827
Corinthian Colleges, Inc.* (a)	20,624	87,858
Grand Canyon Education, Inc.*	8,233	116,744
Hillenbrand, Inc. (a)	16,740	395,901
K12, Inc.* (a)	6,930	229,660
Lincoln Educational Services Corp.	5,887	100,962
Mac-Gray Corp.	3,169	48,961
Matthews International Corp. "A"	7,881	316,422
National American University Holdings, Inc.	2,172	20,439
Pre-Paid Legal Services, Inc.* (a)	2,010	133,645
Regis Corp. (a)	15,265	233,860
Sotheby's	18,054	785,349
Steiner Leisure Ltd.*	3,957	180,756
Stewart Enterprises, Inc. "A"	21,529	157,162
Strayer Education, Inc. (a)	3,262	412,284
Universal Technical Institute, Inc. (a)	5,662	111,938
		4,348,735
Hotels Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	6,833	112,403
Ambassadors Group, Inc.	4,979	43,965
Ameristar Casinos, Inc.	8,518	201,962
	Shares	Value ($)

Benihana, Inc. "A"*	3,462	36,316
Biglari Holdings, Inc.*	327	127,873
BJ's Restaurants, Inc.* (a)	6,397	334,947
Bob Evans Farms, Inc. (a)	8,165	285,530
Boyd Gaming Corp.* (a)	14,427	125,515
Bravo Brio Restaurant Group, Inc.* (a)	5,008	122,345
Buffalo Wild Wings, Inc.*	4,892	324,389
California Pizza Kitchen, Inc.*	5,166	95,416
Caribou Coffee Co., Inc.* (a)	3,616	47,876
Carrols Restaurant Group, Inc.*	3,474	36,269
CEC Entertainment, Inc.	5,282	211,861
Churchill Downs, Inc.	3,458	155,887
Cracker Barrel Old Country Store, Inc.	6,124	301,974
Denny's Corp.*	26,161	101,505
DineEquity, Inc.*	4,139	216,346
Domino's Pizza, Inc.* (a)	16,479	415,930
Einstein Noah Restaurant Group, Inc.	1,465	21,931
Gaylord Entertainment Co.* (a)	9,553	286,590
International Speedway Corp. "A"	7,879	223,842
Interval Leisure Group, Inc.*	10,729	146,880
Isle of Capri Casinos, Inc.*	5,455	48,277
Jack in the Box, Inc.* (a)	13,259	302,040
Jamba, Inc.* (a)	16,512	35,336
Krispy Kreme Doughnuts, Inc.* (a)	15,826	150,505
LIFE TIME FITNESS, Inc.* (a)	11,303	451,103
Luby's, Inc.* (a)	5,004	27,622
Marcus Corp.	5,319	52,552
McCormick & Schmick's Seafood Restaurants, Inc.* (a)	3,869	33,235
Monarch Casino & Resort, Inc.*	2,791	29,138
Morgans Hotel Group Co.*	5,613	40,357
Multimedia Games Holding Co., Inc*	6,526	29,693
O'Charley's, Inc.*	4,969	36,323
Orient-Express Hotels Ltd. "A"* (a)	25,520	274,340
P.F. Chang's China Bistro, Inc. (a)	6,164	248,039
Papa John's International, Inc.* (a)	5,215	173,451
Peet's Coffee & Tea, Inc.* (a)	3,399	196,122
Pinnacle Entertainment, Inc.*	16,599	247,325
Red Lion Hotels Corp.*	3,771	29,791
Red Robin Gourmet Burgers, Inc.*	3,501	127,366
Ruby Tuesday, Inc.* (a)	17,232	185,761
Ruth's Hospitality Group, Inc.*	9,324	52,308
Scientific Games Corp. "A"*	15,267	157,861
Shuffle Master, Inc.*	14,371	134,441
Six Flags Entertainment Corp. (a)	11,156	417,792
Sonic Corp.*	16,489	175,278
Speedway Motorsports, Inc. (a)	3,181	45,107
Summit Hotel Properties, Inc.	7,070	80,244
Texas Roadhouse, Inc.	16,849	295,447
The Cheesecake Factory, Inc.*	15,422	483,788
Town Sports International Holdings, Inc.*	5,124	38,994
Vail Resorts, Inc. (a)	9,656	446,300
		9,023,488
Household Durables 0.8%
American Greetings Corp. "A" (a)	10,784	259,247
Beazer Homes USA, Inc.* (a)	20,100	68,139
Blyth, Inc.	1,364	68,677
Cavco Industries, Inc.*	1,729	77,805
	Shares	Value ($)

CSS Industries, Inc.	2,108	44,121
Ethan Allen Interiors, Inc. (a)	6,553	139,513
Furniture Brands International, Inc.*	12,765	52,847
Helen of Troy Ltd.*	8,173	282,214
Hovnanian Enterprises, Inc. "A"* (a)	15,802	38,083
iRobot Corp.* (a)	6,290	221,974
KB HOME (a)	20,531	200,793
La-Z-Boy, Inc.*	13,965	137,835
Libbey, Inc.* (a)	5,503	89,259
Lifetime Brands, Inc. (a)	2,536	29,773
M.D.C. Holdings, Inc.	10,017	246,819
M/I Homes, Inc.* (a)	4,785	58,664
Meritage Homes Corp.*	7,455	168,185
Ryland Group, Inc. (a)	11,789	194,872
Sealy Corp.* (a)	13,302	33,654
Skyline Corp.	1,800	31,500
Standard Pacific Corp.* (a)	29,406	98,510
Universal Electronics, Inc.*	3,966	100,181
		2,642,665
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	6,901	21,393
Blue Nile, Inc.* (a)	3,382	148,740
Geeknet, Inc.*	1,184	31,637
HSN, Inc.*	10,700	352,244
NutriSystem, Inc. (a)	7,197	101,190
Orbitz Worldwide, Inc.*	5,489	13,668
Overstock.com, Inc.* (a)	2,996	45,599
PetMed Express, Inc. (a)	6,237	73,908
Shutterfly, Inc.*	7,967	457,465
US Auto Parts Network, Inc.*	4,076	31,222
ValueVision Media, Inc. "A"*	10,642	81,411
		1,358,477
Leisure Equipment & Products 0.4%
Arctic Cat, Inc.*	3,341	44,870
Black Diamond, Inc.*	3,689	29,069
Brunswick Corp. (a)	23,689	483,256
Callaway Golf Co. (a)	17,117	106,468
Eastman Kodak Co.* (a)	72,956	261,183
JAKKS Pacific, Inc.* (a)	7,396	136,160
Johnson Outdoors, Inc. "A"* (a)	1,177	20,150
Leapfrog Enterprises, Inc.*	10,869	45,867
Marine Products Corp.* (a)	3,050	20,496
Smith & Wesson Holding Corp.* (a)	15,947	47,841
Steinway Musical Instruments, Inc.*	1,742	44,752
Sturm, Ruger & Co., Inc. (a)	5,033	110,474
Summer Infant, Inc.* (a)	3,510	28,501
		1,379,087
Media 1.4%
AH Belo Corp. "A" (a)	4,929	36,672
Arbitron, Inc.	7,247	299,518
Ascent Media Corp. "A"*	3,823	202,504
Belo Corp. "A"*	24,469	184,252
Central European Media Enterprises Ltd. "A"* (a)	9,880	195,130
Cinemark Holdings, Inc. (a)	24,899	515,658
Crown Media Holdings, Inc.* (a)	7,874	15,039
Cumulus Media, Inc. "A"* (a)	6,071	21,248
E.W. Scripps Co. "A"*	9,100	87,997
Entercom Communications Corp. "A"*	6,479	56,238
Entravision Communications Corp. "A"*	13,431	24,847
	Shares	Value ($)

Fisher Communications, Inc.*	2,319	69,153
Global Sources Ltd.* (a)	3,115	28,627
Global Traffic Network, Inc.*	3,847	44,202
Gray Television, Inc.* (a)	13,451	35,511
Harte-Hanks, Inc.	12,756	103,579
interCLICK, Inc.*	5,565	44,297
Journal Communications, Inc. "A"*	11,334	58,597
Knology, Inc.*	8,381	124,458
Lin TV Corp. "A"*	7,600	37,012
Lions Gate Entertainment Corp.* (a)	11,937	79,023
Live Nation Entertainment, Inc.*	37,616	431,456
Martha Stewart Living Omnimedia, Inc. "A"* (a)	6,536	28,366
McClatchy Co. "A"* (a)	16,458	46,247
MDC Partners, Inc. "A"	6,735	121,634
Meredith Corp. (a)	9,641	300,124
National CineMedia, Inc.	14,682	248,273
New York Times Co. "A"*	36,613	319,265
Nexstar Broadcasting Group, Inc. "A"* (a)	2,951	24,228
Outdoor Channel Holdings, Inc.*	3,731	25,520
PRIMEDIA, Inc. (a)	5,413	38,162
ReachLocal, Inc.*	2,611	54,387
Rentrak Corp.*	2,627	46,603
Saga Communications, Inc. "A"*	945	34,965
Scholastic Corp. (a)	7,079	188,301
Sinclair Broadcast Group, Inc. "A"	13,480	148,010
Valassis Communications, Inc.*	13,115	397,384
Value Line, Inc. (a)	300	4,023
Warner Music Group Corp.* (a)	15,166	124,665
Westwood One, Inc.* (a)	1,464	7,554
World Wrestling Entertainment, Inc. "A" (a)	7,267	69,255
		4,921,984
Multiline Retail 0.3%
99 Cents Only Stores* (a)	12,552	254,052
Fred's, Inc. "A" (a)	10,406	150,159
Gordmans Stores, Inc.*	1,495	25,998
Saks, Inc.* (a)	30,831	344,382
The Bon-Ton Stores, Inc. (a)	3,254	31,629
Tuesday Morning Corp.*	13,071	60,780
		867,000
Specialty Retail 3.1%
Aeropostale, Inc.*	21,551	377,142
America's Car-Mart, Inc.* (a)	2,527	83,391
Ann, Inc.* (a)	13,907	362,973
Asbury Automotive Group, Inc.*	7,796	144,460
Ascena Retail Group, Inc.* (a)	16,782	571,427
Barnes & Noble, Inc. (a)	7,608	126,141
bebe stores, inc. (a)	10,068	61,515
Big 5 Sporting Goods Corp. (a)	5,758	45,258
Body Central Corp.* (a)	3,083	72,543
Brown Shoe Co., Inc. (a)	11,620	123,753
Build-A-Bear Workshop, Inc.* (a)	4,581	29,822
Cabela's, Inc.* (a)	11,585	314,533
Casual Male Retail Group, Inc.*	11,533	47,862
Cato Corp. "A" (a)	7,404	213,235
Charming Shoppes, Inc.*	31,436	130,774
Children's Place Retail Stores, Inc.* (a)	6,927	308,182
Christopher & Banks Corp.	9,416	54,142
Citi Trends, Inc.* (a)	3,928	59,234
Coldwater Creek, Inc.*	16,271	22,779
Collective Brands, Inc.* (a)	16,441	241,518
	Shares	Value ($)

Conn's, Inc.* (a)	3,877	33,536
Cost Plus, Inc.* (a)	4,911	49,110
Destination Maternity Corp.	2,818	56,304
Express, Inc.	14,762	321,812
Genesco, Inc.* (a)	6,428	334,899
GNC Holdings, Inc. "A"* (a)	6,162	134,393
Group 1 Automotive, Inc. (a)	6,427	264,664
Haverty Furniture Companies, Inc.	4,666	53,706
hhgregg, Inc.* (a)	5,030	67,402
Hibbett Sports, Inc.* (a)	7,325	298,201
Hot Topic, Inc.	12,049	89,645
Jos. A. Bank Clothiers, Inc.* (a)	7,387	369,424
Kirkland's, Inc.* (a)	4,641	55,785
Lithia Motors, Inc. "A" (a)	5,825	114,345
Lumber Liquidators Holdings, Inc.* (a)	6,173	156,794
MarineMax, Inc.*	6,120	53,611
Monro Muffler Brake, Inc. (a)	8,126	303,018
New York & Co., Inc.*	6,834	33,828
Office Depot, Inc.*	74,109	312,740
OfficeMax, Inc.* (a)	22,661	177,889
Pacific Sunwear of California, Inc.* (a)	12,387	32,330
Penske Automotive Group, Inc. (a)	11,996	272,789
Pier 1 Imports, Inc.* (a)	28,459	329,271
Rent-A-Center, Inc.	17,026	520,315
Rue21, Inc.* (a)	4,038	131,235
Select Comfort Corp.*	14,935	268,531
Shoe Carnival, Inc.*	2,522	76,038
Sonic Automotive, Inc. "A" (a)	10,694	156,667
Stage Stores, Inc. (a)	9,812	164,842
Stein Mart, Inc.	7,238	69,774
Syms Corp.*	1,843	19,868
Systemax, Inc.* (a)	2,979	44,506
Talbots, Inc.* (a)	18,603	62,134
The Buckle, Inc. (a)	7,195	307,226
The Finish Line, Inc. "A" (a)	13,848	296,347
The Men's Wearhouse, Inc.	13,760	463,712
The Pep Boys — Manny, Moe & Jack (a)	13,995	152,965
The Wet Seal, Inc. "A"* (a)	26,409	118,048
Vitamin Shoppe, Inc.* (a)	6,644	304,029
West Marine, Inc.* (a)	3,594	37,270
Winmark Corp. (a)	666	28,858
Zale Corp.* (a)	8,416	47,130
Zumiez, Inc.* (a)	5,682	141,880
		10,717,555
Textiles, Apparel & Luxury Goods 1.6%
Carter's, Inc.* (a)	13,145	404,340
Cherokee, Inc. (a)	1,925	33,033
Columbia Sportswear Co. (a)	3,260	206,684
Crocs, Inc.*	22,871	588,928
Delta Apparel, Inc.* (a)	1,898	32,266
G-III Apparel Group Ltd.* (a)	4,404	151,850
Iconix Brand Group, Inc.*	19,513	472,215
K-Swiss, Inc. "A"* (a)	7,254	77,110
Kenneth Cole Productions, Inc. "A"*	2,090	26,104
Liz Claiborne, Inc.* (a)	25,312	135,419
Maidenform Brands, Inc.*	6,156	170,275
Movado Group, Inc.	4,617	78,997
Oxford Industries, Inc.	3,379	114,075
Perry Ellis International, Inc.* (a)	3,448	87,062
Quiksilver, Inc.*	34,760	163,372
R.G. Barry Corp.	2,256	25,448
	Shares	Value ($)

Skechers USA, Inc. "A"* (a)	9,992	144,684
Steven Madden Ltd.*	10,119	379,564
The Jones Group, Inc.	23,267	252,447
The Warnaco Group, Inc.* (a)	11,776	615,296
Timberland Co. "A"*	10,629	456,728
True Religion Apparel, Inc.*	6,811	198,064
Unifi, Inc.*	3,776	52,109
Vera Bradley, Inc.* (a)	5,335	203,797
Wolverine World Wide, Inc. (a)	13,234	552,519
		5,622,386
Consumer Staples 3.2%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	2,191	196,313
Central European Distribution Corp.* (a)	19,550	218,960
Coca-Cola Bottling Co. Consolidated (a)	1,174	79,433
Craft Brewers Alliance, Inc.*	2,920	25,141
Heckmann Corp.* (a)	24,616	148,681
MGP Ingredients, Inc. (a)	3,092	26,931
National Beverage Corp.	2,978	43,628
Primo Water Corp.* (a)	3,208	46,163
		785,250
Food & Staples Retailing 1.0%
Arden Group, Inc. "A" (a)	314	28,894
Casey's General Stores, Inc.	10,071	443,124
Ingles Markets, Inc. "A"	3,451	57,114
Nash Finch Co. (a)	3,191	114,270
Pantry, Inc.* (a)	6,094	114,506
PriceSmart, Inc. (a)	4,756	243,650
Rite Aid Corp.* (a)	156,967	208,766
Ruddick Corp.	13,126	571,506
Spartan Stores, Inc. (a)	6,153	120,168
Susser Holdings Corp.*	2,300	36,156
The Andersons, Inc.	5,003	211,377
The Fresh Market, Inc.* (a)	7,514	290,642
United Natural Foods, Inc.* (a)	12,909	550,827
Village Super Market, Inc. "A"	1,627	45,084
Weis Markets, Inc. (a)	2,968	120,887
Winn-Dixie Stores, Inc.* (a)	14,945	126,285
		3,283,256
Food Products 1.3%
Alico, Inc. (a)	948	24,288
B&G Foods, Inc. "A"	12,848	264,926
Cal-Maine Foods, Inc. (a)	3,751	119,882
Calavo Growers, Inc.	3,141	66,149
Chiquita Brands International, Inc.* (a)	11,975	155,914
Darling International, Inc.* (a)	31,254	553,196
Diamond Foods, Inc. (a)	5,905	450,788
Dole Food Co., Inc.* (a)	9,680	130,874
Farmer Brothers Co. (a)	1,596	16,183
Fresh Del Monte Produce, Inc.	9,739	259,739
Griffin Land & Nurseries, Inc.	617	20,046
Hain Celestial Group, Inc.*	9,485	316,420
Harbinger Group, Inc.*	2,645	16,161
Imperial Sugar Co. (a)	3,462	69,240
J & J Snack Foods Corp. (a)	3,766	187,735
Lancaster Colony Corp. (a)	4,988	303,370
Lifeway Foods, Inc.* (a)	1,481	16,558
Limoneira Co. (a)	2,264	51,144
Omega Protein Corp.*	5,139	70,918
Pilgrim's Pride Corp.* (a)	13,749	74,382
Sanderson Farms, Inc. (a)	5,903	282,045
	Shares	Value ($)

Seneca Foods Corp. "A"* (a)	2,383	60,957
Smart Balance, Inc.*	16,748	86,755
Snyders-Lance, Inc. (a)	12,516	270,721
Tootsie Roll Industries, Inc. (a)	6,462	189,078
TreeHouse Foods, Inc.*	9,480	517,703
		4,575,172
Household Products 0.1%
Central Garden & Pet Co. "A"* (a)	12,217	124,003
Oil-Dri Corp. of America (a)	1,524	32,644
Spectrum Brands Holdings, Inc.* (a)	4,470	143,040
WD-40 Co. (a)	4,497	175,563
		475,250
Personal Products 0.4%
Elizabeth Arden, Inc.* (a)	6,467	187,737
Female Health Co. (a)	4,952	24,760
Inter Parfums, Inc. (a)	4,266	98,246
Medifast, Inc.* (a)	3,817	90,577
Nature's Sunshine Products, Inc.* (a)	3,265	63,602
Nu Skin Enterprises, Inc. "A"	14,645	549,920
Nutraceutical International Corp.*	2,493	38,342
Prestige Brands Holdings, Inc.*	13,150	168,846
Revlon, Inc. "A"*	2,941	49,409
Schiff Nutrition International, Inc. (a)	3,390	37,934
Synutra International, Inc.* (a)	4,980	48,904
USANA Health Sciences, Inc.* (a)	1,775	55,522
		1,413,799
Tobacco 0.2%
Alliance One International, Inc.*	24,294	78,470
Star Scientific, Inc.* (a)	28,481	128,165
Universal Corp.	6,144	231,444
Vector Group Ltd. (a)	12,243	217,803
		655,882
Energy 6.8%
Energy Equipment & Services 2.1%
Basic Energy Services, Inc.*	6,468	203,548
Bristow Group, Inc.	9,714	495,608
Cal Dive International, Inc.* (a)	25,460	152,251
Complete Production Services, Inc.*	21,104	704,029
Dawson Geophysical Co.*	2,084	71,169
Dril-Quip, Inc.* (a)	9,188	623,222
Exterran Holdings, Inc.*	17,071	338,518
Geokinetics, Inc.*	2,625	20,685
Global Geophysical Services, Inc.*	4,804	85,511
Global Industries Ltd.*	27,189	148,996
Gulf Island Fabrication, Inc.	3,835	123,794
GulfMark Offshore, Inc. "A"*	6,358	280,960
Helix Energy Solutions Group, Inc.* (a)	28,332	469,178
Hercules Offshore, Inc.* (a)	30,600	168,606
Hornbeck Offshore Services, Inc.* (a)	6,171	169,703
ION Geophysical Corp.* (a)	35,057	331,639
Key Energy Services, Inc.*	33,328	599,904
Lufkin Industries, Inc.	8,147	701,049
Matrix Service Co.* (a)	7,104	95,052
Mitcham Industries, Inc.*	2,594	44,876
Natural Gas Services Group*	3,396	54,879
Newpark Resources, Inc.* (a)	23,930	217,045
OYO Geospace Corp.*	1,125	112,500
Parker Drilling Co.*	31,208	182,567
	Shares	Value ($)

PHI, Inc. (Non Voting)*	3,613	78,510
Pioneer Drilling Co.* (a)	14,569	222,032
RigNet, Inc.*	1,395	23,715
Tesco Corp.*	8,150	158,192
TETRA Technologies, Inc.*	20,691	263,396
Union Drilling, Inc.*	3,732	38,402
Vantage Drilling Co.*	46,355	84,366
Willbros Group, Inc.* (a)	10,522	89,858
		7,353,760
Oil, Gas & Consumable Fuels 4.7%
Abraxas Petroleum Corp.* (a)	21,828	83,601
Alon USA Energy, Inc. (a)	3,815	42,995
Amyris, Inc.* (a)	4,647	130,534
Apco Oil & Gas International, Inc. (a)	2,449	212,892
Approach Resources, Inc.*	5,991	135,816
ATP Oil & Gas Corp.* (a)	11,968	183,230
Berry Petroleum Co. "A" (a)	13,823	734,416
Bill Barrett Corp.*	12,640	585,864
BPZ Resources, Inc.* (a)	27,518	90,259
Callon Petroleum Co.*	11,052	77,585
CAMAC Energy, Inc.* (a)	13,139	17,475
Carrizo Oil & Gas, Inc.* (a)	10,416	434,868
Cheniere Energy, Inc.* (a)	18,827	172,455
Clayton Williams Energy, Inc.* (a)	1,610	96,680
Clean Energy Fuels Corp.* (a)	13,177	173,277
Cloud Peak Energy, Inc.*	16,334	347,914
Comstock Resources, Inc.* (a)	12,739	366,756
Contango Oil & Gas Co.* (a)	3,234	188,995
Crimson Exploration, Inc.*	5,588	19,837
Crosstex Energy, Inc.	10,946	130,257
CVR Energy, Inc.* (a)	23,452	577,388
Delek US Holdings, Inc.	3,761	59,048
DHT Holdings, Inc. (a)	16,723	64,049
Endeavour International Corp.* (a)	9,754	146,993
Energy Partners Ltd.*	7,741	114,644
Energy XXI (Bermuda) Ltd.*	20,134	668,851
Evolution Petroleum Corp.* (a)	3,988	28,315
Frontline Ltd. (a)	13,711	202,100
FX Energy, Inc.* (a)	14,511	127,407
Gastar Exploration Ltd.*	14,946	51,265
General Maritime Corp. (a)	35,786	48,311
GeoResources, Inc.* (a)	5,434	122,211
Gevo, Inc.*	1,541	24,240
GMX Resources, Inc.* (a)	15,860	70,577
Golar LNG Ltd. (a)	9,767	340,771
Goodrich Petroleum Corp.* (a)	6,925	127,489
Green Plains Renewable Energy, Inc.* (a)	5,472	59,043
Gulfport Energy Corp.* (a)	10,396	308,657
Hallador Energy Co. (a)	983	9,427
Harvest Natural Resources, Inc.* (a)	8,927	98,465
Houston American Energy Corp. (a)	4,390	79,591
Hyperdynamics Corp.* (a)	41,592	178,846
Isramco, Inc.* (a)	336	22,203
James River Coal Co.* (a)	9,427	196,270
Knightsbridge Tankers Ltd. (a)	5,847	128,809
Kodiak Oil & Gas Corp.* (a)	47,705	275,258
L&L Energy, Inc.* (a)	5,784	29,672
Magnum Hunter Resources Corp.* (a)	29,433	198,967
McMoRan Exploration Co.* (a)	26,270	485,470
Miller Energy Resources, Inc.* (a)	8,307	53,165
	Shares	Value ($)

Nordic American Tanker Shipping Ltd. (a)	12,545	285,273
Northern Oil & Gas, Inc.* (a)	16,873	373,737
Oasis Petroleum, Inc.*	15,930	472,802
Overseas Shipholding Group, Inc. (a)	7,107	191,463
Panhandle Oil & Gas, Inc. (a)	1,844	54,380
Patriot Coal Corp.*	24,407	543,300
Penn Virginia Corp. (a)	12,253	161,862
Petroleum Development Corp.* (a)	6,318	188,971
PetroQuest Energy, Inc.* (a)	14,506	101,832
Rentech, Inc.* (a)	59,802	63,390
Resolute Energy Corp.* (a)	12,386	200,158
REX American Resources Corp.*	1,849	30,693
Rex Energy Corp.* (a)	9,285	95,357
Rosetta Resources, Inc.* (a)	14,127	728,106
Scorpio Tankers, Inc.* (a)	6,716	67,093
SemGroup Corp. "A"*	11,032	283,191
Ship Finance International Ltd. (a)	11,970	215,699
Solazyme, Inc.*	2,872	65,970
Stone Energy Corp.*	13,107	398,322
Swift Energy Co.* (a)	11,403	424,990
Syntroleum Corp.* (a)	18,293	26,891
Targa Resources Corp. (a)	4,469	149,533
Teekay Tankers Ltd. "A" (a)	11,032	103,701
Triangle Petroleum Corp.*	11,109	71,764
Ur-Energy, Inc.*	26,820	42,912
Uranerz Energy Corp.* (a)	16,739	50,552
Uranium Energy Corp.* (a)	18,896	57,822
Uranium Resources, Inc.* (a)	24,024	40,120
USEC, Inc.* (a)	31,294	104,522
VAALCO Energy, Inc.*	13,865	83,467
Venoco, Inc.*	7,676	97,792
Voyager Oil & Gas, Inc.* (a)	12,342	36,656
W&T Offshore, Inc. (a)	9,322	243,491
Warren Resources, Inc.*	19,323	73,621
Western Refining, Inc.* (a)	14,108	254,931
Westmoreland Coal Co.*	2,516	44,659
World Fuel Services Corp. (a)	18,888	678,646
Zion Oil & Gas, Inc.*	6,769	40,275
		16,271,152
Financials 20.1%
Capital Markets 2.0%
Apollo Investment Corp. (a)	52,293	533,911
Arlington Asset Investment Corp. "A"	1,872	58,762
Artio Global Investors, Inc. "A" (a)	8,152	92,118
BGC Partners, Inc. "A" (a)	20,278	156,749
BlackRock Kelso Capital Corp. (a)	19,528	175,166
Calamos Asset Management, Inc. "A" (a)	5,040	73,181
Capital Southwest Corp.	783	72,247
CIFC Deerfield Corp.*	2,899	19,858
Cohen & Steers, Inc. (a)	4,746	157,330
Cowen Group, Inc. "A"* (a)	19,704	74,087
Diamond Hill Investment Group (a)	700	56,903
Duff & Phelps Corp. "A" (a)	7,934	101,793
Edelman Financial Group, Inc.	6,136	48,413
Epoch Holding Corp. (a)	3,829	68,348
Evercore Partners, Inc. "A"	5,126	170,798
FBR & Co.*	14,578	49,565
Fifth Street Finance Corp. (a)	18,186	210,958
Financial Engines, Inc.* (a)	10,229	265,136
FXCM, Inc. "A" (a)	4,580	45,434
	Shares	Value ($)

GAMCO Investors, Inc. "A" (a)	1,843	85,313
GFI Group, Inc.	18,300	83,997
Gladstone Capital Corp. (a)	5,787	53,472
Gladstone Investment Corp. (a)	6,600	47,124
Gleacher & Co., Inc.* (a)	21,525	43,911
Golub Capital BDC LLC (a)	2,547	38,027
Harris & Harris Group, Inc.* (a)	8,500	43,605
Hercules Technology Growth Capital, Inc.	11,391	119,833
HFF, Inc. "A"*	7,703	116,238
ICG Group, Inc.*	9,722	118,900
INTL FCStone, Inc.* (a)	3,389	82,048
Investment Technology Group, Inc.* (a)	10,939	153,365
JMP Group, Inc.	4,691	32,978
KBW, Inc.	9,506	177,762
Knight Capital Group, Inc. "A"* (a)	26,722	294,476
Kohlberg Capital Corp. (a)	4,886	38,844
Ladenburg Thalmann Financial Services, Inc.* (a)	25,243	34,835
Main Street Capital Corp. (a)	5,256	99,601
MCG Capital Corp. (a)	21,116	128,385
Medallion Financial Corp. (a)	4,500	43,875
Medley Capital Corp. (a)	3,020	35,455
MF Global Holdings Ltd.*	43,692	338,176
MVC Capital, Inc.	6,694	88,562
New Mountain Finance Corp.*	1,846	23,444
NGP Capital Resources Co.	5,775	47,355
Oppenheimer Holdings, Inc. "A" (a)	2,665	75,180
optionsXpress Holdings, Inc.	11,380	189,818
PennantPark Investment Corp. (a)	12,083	135,450
Piper Jaffray Companies, Inc.* (a)	4,191	120,743
Prospect Capital Corp. (a)	25,922	262,071
Pzena Investment Management, Inc. "A"	2,325	13,206
Safeguard Scientifics, Inc.*	5,644	106,559
Solar Capital Ltd. (a)	9,653	238,333
Solar Senior Capital Ltd.	2,175	39,041
Stifel Financial Corp.* (a)	14,386	515,882
SWS Group, Inc.	7,909	47,375
THL Credit, Inc. (a)	2,474	32,162
TICC Capital Corp. (a)	8,742	83,923
Triangle Capital Corp. (a)	5,157	95,198
Virtus Investment Partners, Inc.* (a)	1,446	87,772
Westwood Holdings Group, Inc.	1,573	59,931
		6,902,982
Commercial Banks 5.5%
1st Source Corp.	3,964	82,213
1st United Bancorp., Inc.* (a)	6,952	43,241
Alliance Financial Corp.	1,287	39,292
Ameris Bancorp.*	6,570	58,276
Ames National Corp. (a)	2,109	38,299
Arrow Financial Corp. (a)	2,657	65,017
BancFirst Corp.	1,825	70,445
Banco Latinoamericano de Comercio Exterior SA "E"	7,652	132,533
Bancorp. Rhode Island, Inc. (a)	1,041	47,178
BancorpSouth, Inc. (a)	22,319	276,979
Bank of Kentucky Financial Corp.	1,366	30,421
Bank of Marin Bancorp. (a)	1,461	51,676
Bank of the Ozarks, Inc.	3,738	194,600
Banner Corp.	4,286	75,005
Boston Private Financial Holdings, Inc.	20,690	136,140
	Shares	Value ($)

Bridge Bancorp., Inc. (a)	1,549	32,963
Bridge Capital Holdings* (a)	2,158	23,911
Bryn Mawr Bank Corp. (a)	2,771	56,113
Camden National Corp.	2,116	69,426
Cape Bancorp., Inc.*	2,636	26,360
Capital Bank Corp.* (a)	5,764	20,116
Capital City Bank Group, Inc. (a)	3,126	32,073
Cardinal Financial Corp.	7,879	86,275
Cascade Bancorp.* (a)	2,268	22,907
Cathay General Bancorp. (a)	20,989	344,010
Center Bancorp., Inc.	2,748	28,689
Center Financial Corp.*	9,881	62,744
Centerstate Banks, Inc.	7,374	51,028
Central Pacific Financial Corp.* (a)	3,632	50,848
Century Bancorp., Inc. "A"	1,033	27,333
Chemical Financial Corp.	7,548	141,600
Citizens & Northern Corp. (a)	3,007	45,315
City Holding Co. (a)	4,027	133,012
CNB Financial Corp. (a)	3,400	47,226
CoBiz Financial, Inc.	9,034	59,082
Columbia Banking System, Inc. (a)	10,504	180,879
Community Bank System, Inc. (a)	9,906	245,570
Community Trust Bancorp., Inc. (a)	3,759	104,199
CVB Financial Corp. (a)	24,126	223,165
Danvers Bancorp., Inc. (a)	5,171	112,573
Eagle Bancorp., Inc.* (a)	4,712	62,670
Encore Bancshares, Inc.* (a)	2,230	26,805
Enterprise Bancorp., Inc.	1,370	20,646
Enterprise Financial Services Corp. (a)	4,175	56,488
Financial Institutions, Inc.	4,070	66,829
First BanCorp. — North Carolina (a)	4,128	42,271
First Bancorp., Inc. (a)	2,700	40,122
First Busey Corp. (a)	20,315	107,466
First Commonwealth Financial Corp. (a)	27,969	160,542
First Community Bancshares, Inc.	4,380	61,320
First Financial Bancorp.	15,475	258,278
First Financial Bankshares, Inc. (a)	8,464	291,585
First Financial Corp. — Indiana (a)	3,054	99,988
First Interstate BancSystem, Inc. "A" (a)	4,171	61,481
First Merchants Corp. (a)	6,928	61,936
First Midwest Bancorp., Inc. (a)	19,812	243,489
First of Long Island Corp.	2,064	57,565
FirstMerit Corp. (a)	29,222	482,455
FNB Corp. (a)	33,979	351,683
German American Bancorp., Inc. (a)	3,215	53,305
Glacier Bancorp., Inc. (a)	19,268	259,733
Great Southern Bancorp., Inc. (a)	2,688	50,938
Hampton Roads Bankshares, Inc.* (a)	2,486	24,611
Hancock Holding Co. (a)	20,399	631,961
Hanmi Financial Corp.* (a)	28,808	30,825
Heartland Financial USA, Inc. (a)	3,621	52,686
Heritage Commerce Corp.* (a)	4,833	24,697
Heritage Financial Corp.	3,947	51,035
Home Bancshares, Inc.	6,054	143,117
Hudson Valley Holding Corp. (a)	3,621	69,921
IBERIABANK Corp. (a)	7,244	417,544
Independent Bank Corp. — Massachusetts (a)	5,748	150,885
International Bancshares Corp.	14,146	236,663
Investors Bancorp., Inc.*	12,502	177,528
Lakeland Bancorp., Inc. (a)	5,834	58,223
	Shares	Value ($)

Lakeland Financial Corp.	4,216	93,848
MainSource Financial Group, Inc. (a)	5,170	42,911
MB Financial, Inc. (a)	14,531	279,576
Merchants Bancshares, Inc.	1,476	36,118
Metro Bancorp., Inc.*	3,770	43,053
MidSouth Bancorp., Inc. (a)	2,182	29,741
Nara Bancorp., Inc.*	10,238	83,235
National Bankshares, Inc. (a)	1,801	45,097
National Penn Bancshares, Inc.	33,566	266,178
NBT Bancorp., Inc. (a)	9,198	203,552
Northfield Bancorp., Inc. (a)	4,859	68,318
Old National Bancorp. (a)	25,331	273,575
OmniAmerican Bancorp., Inc.* (a)	3,324	49,760
Oriental Financial Group, Inc.	12,315	158,740
Orrstown Financial Services, Inc. (a)	1,658	43,622
Pacific Capital Bancorp.*	1,023	32,521
Pacific Continental Corp. (a)	5,134	46,976
PacWest Bancorp. (a)	8,297	170,669
Park National Corp. (a)	3,457	227,678
Park Sterling Corp.*	7,306	36,238
Penns Woods Bancorp., Inc. (a)	938	32,230
Peoples Bancorp., Inc. (a)	2,888	32,548
Pinnacle Financial Partners, Inc.* (a)	9,119	141,892
PrivateBancorp., Inc.	16,031	221,228
Prosperity Bancshares, Inc.	12,550	549,941
Renasant Corp. (a)	6,723	97,416
Republic Bancorp., Inc. "A" (a)	2,649	52,715
S&T Bancorp., Inc. (a)	7,430	138,124
S.Y. Bancorp., Inc. (a)	3,280	76,260
Sandy Spring Bancorp., Inc. (a)	6,400	115,136
SCBT Financial Corp. (a)	3,587	102,875
Seacoast Banking Corp. of Florida* (a)	18,143	27,214
Sierra Bancorp. (a)	3,235	36,620
Signature Bank*	11,065	632,918
Simmons First National Corp. "A"	4,606	118,190
Southside Bancshares, Inc. (a)	4,280	84,958
Southwest Bancorp., Inc.*	5,458	53,434
State Bancorp., Inc.	3,955	52,760
State Bank Financial Corp.* (a)	8,376	137,115
StellarOne Corp.	6,044	73,193
Sterling Bancorp. (a)	8,060	76,489
Sterling Bancshares, Inc.	27,067	220,867
Sterling Financial Corp.* (a)	7,219	116,009
Suffolk Bancorp. (a)	2,554	35,654
Sun Bancorp., Inc.*	9,303	33,956
Susquehanna Bancshares, Inc. (a)	34,489	275,912
SVB Financial Group* (a)	11,475	685,172
Taylor Capital Group, Inc.* (a)	2,671	21,795
Texas Capital Bancshares, Inc.* (a)	10,005	258,429
The Bancorp., Inc.*	8,302	86,756
Tompkins Financial Corp. (a)	2,172	85,229
Tower Bancorp., Inc.	2,745	75,213
TowneBank (a)	6,517	87,197
TriCo Bancshares (a)	3,873	56,546
Trustmark Corp. (a)	17,236	403,495
UMB Financial Corp. (a)	8,578	359,247
Umpqua Holdings Corp. (a)	30,472	352,561
Union First Market Bankshares Corp.	5,314	64,724
United Bankshares, Inc. (a)	11,637	284,874
United Community Banks, Inc.* (a)	5,510	58,186
	Shares	Value ($)

Univest Corp. of Pennsylvania	4,332	67,709
Virginia Commerce Bancorp., Inc.*	5,560	32,860
Washington Banking Co. (a)	4,402	58,194
Washington Trust Bancorp., Inc. (a)	3,900	89,583
Webster Financial Corp. (a)	19,260	404,845
WesBanco, Inc.	6,130	120,516
West Bancorp. (a)	4,052	35,698
West Coast Bancorp.* (a)	5,214	87,387
Westamerica Bancorp. (a)	7,728	380,604
Western Alliance Bancorp.*	18,627	132,252
Wilshire Bancorp., Inc.* (a)	18,109	53,240
Wintrust Financial Corp. (a)	9,358	301,140
		18,966,535
Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc. (a)	14,750	101,627
Cash America International, Inc.	7,819	452,486
Credit Acceptance Corp.* (a)	1,757	148,414
Dollar Financial Corp.*	11,603	251,205
EZCORP, Inc. "A"*	12,423	441,948
First Cash Financial Services, Inc.*	8,320	349,357
Imperial Holdings, Inc.*	4,446	45,171
Nelnet, Inc. "A"	7,048	155,479
Netspend Holdings, Inc.* (a)	8,344	83,440
Nicholas Financial, Inc.*	2,270	26,968
The First Marblehead Corp.* (a)	15,439	27,327
World Acceptance Corp.* (a)	4,204	275,656
		2,359,078
Diversified Financial Services 0.5%
California First National Bancorp. (a)	432	6,618
Compass Diversified Holdings (a)	11,234	185,249
Encore Capital Group, Inc.* (a)	4,495	138,086
Gain Capital Holdings, Inc.*	2,994	20,389
MarketAxess Holdings, Inc.	7,613	190,782
Marlin Business Services Corp.*	2,370	29,981
NewStar Financial, Inc.* (a)	7,313	78,103
PHH Corp.* (a)	15,071	309,257
PICO Holdings, Inc.* (a)	6,034	174,986
Portfolio Recovery Associates, Inc.* (a)	4,591	389,271
Primus Guaranty Ltd.* (a)	6,366	33,421
		1,556,143
Insurance 2.4%
Alterra Capital Holdings Ltd. (a)	24,186	539,348
American Equity Investment Life Holding Co. (a)	15,761	200,322
American Safety Insurance Holdings Ltd.*	2,900	55,506
AMERISAFE, Inc.*	5,152	116,538
AmTrust Financial Services, Inc.	6,372	145,154
Argo Group International Holdings Ltd.	7,308	217,194
Baldwin & Lyons, Inc. (a)	2,192	50,789
Citizens, Inc.* (a)	10,066	68,650
CNO Financial Group, Inc.* (a)	59,212	468,367
Crawford & Co. "B" (a)	7,300	51,611
Delphi Financial Group, Inc. "A"	12,905	376,955
Donegal Group, Inc. "A"	2,772	35,482
eHealth, Inc.* (a)	5,935	79,292
EMC Insurance Group, Inc. (a)	1,245	23,780
Employers Holdings, Inc.	10,646	178,533
Enstar Group Ltd.*	1,833	191,530
FBL Financial Group, Inc. "A" (a)	3,526	113,361
First American Financial Corp.	28,064	439,202
	Shares	Value ($)

Flagstone Reinsurance Holdings SA (a)	14,398	121,375
Fortegra Financial Corp.*	2,494	19,553
FPIC Insurance Group, Inc.*	2,343	97,656
Global Indemnity PLC*	3,832	84,994
Greenlight Capital Re Ltd. "A"* (a)	7,555	198,621
Hallmark Financial Services, Inc.*	2,863	22,532
Harleysville Group, Inc.	3,078	95,941
Hilltop Holdings, Inc.*	10,486	92,696
Horace Mann Educators Corp.	10,579	165,138
Independence Holding Co.	1,918	20,024
Infinity Property & Casualty Corp.	3,340	182,564
Kansas City Life Insurance Co. (a)	1,074	33,455
Maiden Holdings Ltd.	13,227	120,366
Meadowbrook Insurance Group, Inc. (a)	14,628	144,964
Montpelier Re Holdings Ltd. (a)	16,633	299,394
National Financial Partners Corp.* (a)	11,470	132,364
National Interstate Corp.	1,857	42,525
National Western Life Insurance Co. "A"	577	92,014
Navigators Group, Inc.*	3,627	170,469
OneBeacon Insurance Group Ltd. "A"	5,801	77,675
Phoenix Companies, Inc.*	31,041	76,361
Platinum Underwriters Holdings Ltd.	9,911	329,442
Presidential Life Corp.	5,610	58,568
Primerica, Inc.	9,122	200,410
ProAssurance Corp.*	8,142	569,940
RLI Corp. (a)	4,860	300,931
Safety Insurance Group, Inc.	3,391	142,558
Seabright Holdings, Inc.	5,980	59,202
Selective Insurance Group, Inc. (a)	14,145	230,139
State Auto Financial Corp. (a)	3,829	66,739
Stewart Information Services Corp. (a)	4,645	46,589
Symetra Financial Corp.	18,177	244,117
Tower Group, Inc. (a)	9,766	232,626
United Fire & Casualty Co. (a)	6,107	106,079
Universal Insurance Holdings, Inc.	4,094	19,119
		8,248,754
Real Estate Investment Trusts 7.8%
Acadia Realty Trust (REIT)	10,845	220,479
Agree Realty Corp. (REIT) (a)	2,410	53,815
Alexander's, Inc. (REIT)	548	217,556
American Assets Trust, Inc. (REIT)	8,738	196,168
American Campus Communities, Inc. (REIT) (a)	18,236	647,743
Anworth Mortgage Asset Corp. (REIT)	33,915	254,702
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	4,906	79,085
ARMOUR Residential REIT, Inc. (REIT) (a)	12,521	92,029
Ashford Hospitality Trust (REIT)	12,439	154,866
Associated Estates Realty Corp. (REIT) (a)	11,282	183,332
BioMed Realty Trust, Inc. (REIT)	34,965	672,727
Campus Crest Communities, Inc. (REIT) (a)	8,410	108,825
CapLease, Inc. (REIT)	17,895	87,864
Capstead Mortgage Corp. (REIT) (a)	20,949	280,717
CBL & Associates Properties, Inc. (REIT) (a)	39,640	718,673
	Shares	Value ($)

Cedar Shopping Centers, Inc. (REIT)	15,179	78,172
Chatham Lodging Trust (REIT)	3,672	59,156
Chesapeake Lodging Trust (REIT) (a)	8,430	143,816
Cogdell Spencer, Inc. (REIT)	11,972	71,712
Colonial Properties Trust (REIT)	22,202	452,921
Colony Financial, Inc. (REIT)	8,763	158,347
Coresite Realty Corp. (REIT) (a)	5,351	87,756
Cousins Properties, Inc. (REIT) (a)	24,417	208,521
CreXus Investment Corp. (REIT) (a)	15,408	171,183
Cypress Sharpridge Investments, Inc. (REIT) (a)	22,093	283,011
DCT Industrial Trust, Inc. (REIT)	65,748	343,862
DiamondRock Hospitality Co. (REIT)	44,790	480,597
DuPont Fabros Technology, Inc. (REIT) (a)	15,711	395,917
Dynex Capital, Inc. (REIT) (a)	10,603	102,637
EastGroup Properties, Inc. (REIT)	7,247	308,070
Education Realty Trust, Inc. (REIT)	19,770	169,429
Entertainment Properties Trust (REIT) (a)	12,431	580,528
Equity Lifestyle Properties, Inc. (REIT)	6,802	424,717
Equity One, Inc. (REIT) (a)	14,360	267,670
Excel Trust, Inc. (REIT) (a)	4,207	46,403
Extra Space Storage, Inc. (REIT)	25,035	533,997
FelCor Lodging Trust, Inc. (REIT)* (a)	33,050	176,157
First Industrial Realty Trust, Inc. (REIT)*	20,787	238,011
First Potomac Realty Trust (REIT)	13,458	206,042
Franklin Street Properties Corp. (REIT) (a)	18,824	243,018
Getty Realty Corp. (REIT) (a)	6,872	173,381
Gladstone Commercial Corp. (REIT) (a)	2,411	41,783
Glimcher Realty Trust (REIT)	26,637	253,051
Government Properties Income Trust (REIT)	8,197	221,483
Hatteras Financial Corp. (REIT) (a)	20,023	565,249
Healthcare Realty Trust, Inc. (REIT) (a)	19,347	399,129
Hersha Hospitality Trust (REIT)	37,500	208,875
Highwoods Properties, Inc. (REIT) (a)	19,306	639,608
Home Properties, Inc. (REIT) (a)	10,463	636,987
Hudson Pacific Properties, Inc. (REIT) (a)	5,779	89,748
Inland Real Estate Corp. (REIT) (a)	20,513	181,130
Invesco Mortgage Capital (REIT)	19,431	410,577
Investors Real Estate Trust (REIT) (a)	21,185	183,462
iStar Financial, Inc. (REIT)*	24,999	202,742
Kilroy Realty Corp. (REIT) (a)	15,692	619,677
Kite Realty Group Trust (REIT)	14,993	74,665
LaSalle Hotel Properties (REIT) (a)	22,632	596,127
Lexington Realty Trust (REIT) (a)	32,464	296,396
LTC Properties, Inc. (REIT) (a)	8,248	229,459
Medical Properties Trust, Inc. (REIT) (a)	29,895	343,792
MFA Financial, Inc. (REIT)	95,472	767,595
Mid-America Apartment Communities, Inc. (REIT)	9,821	662,623
Mission West Properties, Inc. (REIT)	4,927	43,259
	Shares	Value ($)

Monmouth Real Estate Investment Corp. "A" (REIT)	9,643	81,483
MPG Office Trust, Inc. (REIT)* (a)	13,374	38,250
National Health Investors, Inc. (REIT)	6,479	287,862
National Retail Properties, Inc. (REIT) (a)	22,776	558,240
Newcastle Investment Corp. (REIT)	20,878	120,675
NorthStar Realty Finance Corp. (REIT) (a)	25,495	102,745
OMEGA Healthcare Investors, Inc. (REIT)	27,159	570,611
One Liberty Properties, Inc. (REIT)	2,826	43,633
Parkway Properties, Inc. (REIT)	6,013	102,582
Pebblebrook Hotel Trust (REIT)	13,556	273,696
Pennsylvania Real Estate Investment Trust (REIT) (a)	14,959	234,856
Pennymac Mortgage Investment Trust (REIT)	7,195	119,221
Post Properties, Inc. (REIT)	13,332	543,412
Potlatch Corp. (REIT)	10,691	377,072
PS Business Parks, Inc. (REIT) (a)	4,959	273,241
RAIT Financial Trust (REIT) (a)	30,267	63,561
Ramco-Gershenson Properties Trust (REIT)	10,565	130,795
Redwood Trust, Inc. (REIT) (a)	20,999	317,505
Resource Capital Corp. (REIT) (a)	18,896	119,423
Retail Opportunity Investments Corp. (a)	11,150	119,974
RLJ Lodging Trust (REIT)	7,367	127,965
Sabra Health Care REIT, Inc. (REIT)	6,993	116,853
Saul Centers, Inc. (REIT)	1,933	76,102
Sovran Self Storage, Inc. (REIT)	7,439	304,999
STAG Industrial, Inc. (REIT)	3,937	48,228
Starwood Property Trust, Inc. (REIT)	25,044	513,652
Strategic Hotels & Resorts, Inc. (REIT)* (a)	46,630	330,140
Sun Communities, Inc. (REIT)	5,616	209,533
Sunstone Hotel Investors, Inc. (REIT)* (a)	31,508	292,079
Tanger Factory Outlet Centers, Inc. (REIT) (a)	21,748	582,194
Terreno Realty Corp. (REIT) (a)	2,555	43,461
Two Harbors Investment Corp. (REIT)	23,688	254,646
U-Store-It Trust (REIT)	26,557	279,380
UMH Properties, Inc. (REIT)	2,562	27,413
Universal Health Realty Income Trust (REIT) (a)	3,136	125,377
Urstadt Biddle Properties "A" (REIT)	6,217	112,590
Walter Investment Management Corp. (REIT)	6,939	153,976
Washington Real Estate Investment Trust (REIT)	17,633	573,425
Whitestone REIT "B" (REIT)	1,809	23,010
Winthrop Realty Trust (REIT) (a)	7,753	92,571
		26,807,460
Real Estate Management & Development 0.1%
Avatar Holdings, Inc.* (a)	2,200	33,462
Consolidated-Tomoka Land Co. (a)	1,414	40,440
Forestar Group, Inc.* (a)	9,762	160,390
Kennedy-Wilson Holdings, Inc. (a)	6,244	76,489
Tejon Ranch Co.*	3,775	128,728
		439,509
	Shares	Value ($)

Thrifts & Mortgage Finance 1.1%
Abington Bancorp., Inc.	5,774	60,223
Astoria Financial Corp. (a)	23,282	297,777
Bank Mutual Corp. (a)	12,588	46,198
BankFinancial Corp. (a)	5,273	44,662
Beneficial Mutual Bancorp., Inc.*	8,944	73,475
Berkshire Hills Bancorp., Inc. (a)	4,439	99,389
BofI Holding, Inc.* (a)	2,273	32,754
Brookline Bancorp., Inc.	15,533	143,991
Chartar Financial Corp.	2,039	20,186
Clifton Savings Bancorp., Inc. (a)	3,000	33,120
Dime Community Bancshares (a)	8,563	124,506
Doral Financial Corp.* (a)	32,447	63,596
ESB Financial Corp. (a)	3,014	38,941
ESSA Bancorp., Inc. (a)	2,756	34,230
Federal Agricultural Mortgage Corp. "C" (a)	2,672	59,105
First Defiance Financial Corp.*	2,223	32,656
First Financial Holdings, Inc.	4,361	39,118
First PacTrust Bancorp, Inc.	2,031	30,181
Flagstar Bancorp., Inc.*	49,355	58,732
Flushing Financial Corp.	8,390	109,070
Fox Chase Bancorp. (a)	3,633	49,227
Franklin Financial Corp.* (a)	3,391	40,895
Home Federal Bancorp., Inc. (a)	4,624	50,818
Kearny Financial Corp.	3,661	33,352
Meridian Interstate Bancorp., Inc.* (a)	2,448	33,513
MGIC Investment Corp.* (a)	50,010	297,560
Northwest Bancshares, Inc.	28,293	355,926
OceanFirst Financial Corp.	3,998	51,774
Ocwen Financial Corp.* (a)	20,040	255,710
Oritani Financial Corp.	14,778	189,011
Provident Financial Services, Inc. (a)	16,125	230,910
Provident New York Bancorp. (a)	10,753	89,895
Radian Group, Inc. (a)	35,700	151,011
Rockville Financial, Inc. (a)	7,797	77,190
Roma Financial Corp.	2,001	21,011
Territorial Bancorp., Inc. (a)	3,379	70,013
The PMI Group, Inc.* (a)	38,705	41,414
TrustCo Bank Corp. (a)	20,717	101,513
United Financial Bancorp., Inc. (a)	4,635	71,518
ViewPoint Financial Group	9,002	124,228
Walker & Dunlop, Inc.*	2,987	39,727
Westfield Financial, Inc. (a)	7,834	63,612
WSFS Financial Corp.	1,633	64,748
		3,946,486
Health Care 12.2%
Biotechnology 3.5%
Achillion Pharmaceuticals, Inc.*	10,309	76,699
Acorda Therapeutics, Inc.* (a)	10,583	341,937
Affymax, Inc.* (a)	9,338	64,152
Alkermes, Inc.* (a)	25,389	472,235
Allos Therapeutics, Inc.* (a)	21,791	46,633
Alnylam Pharmaceuticals, Inc.* (a)	10,094	94,581
AMAG Pharmaceuticals, Inc.* (a)	5,672	106,634
Amicus Therapeutics, Inc.* (a)	4,392	26,088
Anacor Pharmaceuticals, Inc.* (a)	2,996	19,354
Anthera Pharmaceuticals, Inc.* (a)	4,609	37,656
Ardea Biosciences, Inc.*	4,478	114,010
Arena Pharmaceuticals, Inc.* (a)	37,960	51,626
ARIAD Pharmaceuticals, Inc.* (a)	35,207	398,895
ArQule, Inc.* (a)	14,046	87,787
	Shares	Value ($)

Array BioPharma, Inc.*	15,880	35,571
Aveo Pharmaceuticals, Inc.* (a)	7,127	146,887
AVI BioPharma, Inc.*	35,201	50,337
BioCryst Pharmaceuticals, Inc.* (a)	8,247	31,504
BioMimetic Therapeutics, Inc.* (a)	4,782	24,484
BioSante Pharmaceuticals, Inc.* (a)	25,672	70,598
BioSpecifics Technologies Corp.* (a)	1,133	25,379
BioTime, Inc.* (a)	7,062	36,228
Cell Therapeutics, Inc.* (a)	43,478	68,478
Celldex Therapeutics, Inc.* (a)	11,247	39,927
Cepheid, Inc.* (a)	16,513	572,010
Chelsea Therapeutics International Ltd.*	14,131	72,068
Cleveland Biolabs, Inc.* (a)	6,116	20,856
Codexis, Inc.* (a)	6,422	61,844
Cubist Pharmaceuticals, Inc.* (a)	15,986	575,336
Curis, Inc.* (a)	20,390	72,996
Cytori Therapeutics, Inc.* (a)	12,595	60,330
DUSA Pharmaceuticals, Inc.*	6,513	40,511
Dyax Corp.*	27,197	53,850
Dynavax Technologies Corp.* (a)	33,499	92,122
Emergent Biosolutions, Inc.*	6,398	144,275
Enzon Pharmaceuticals, Inc.* (a)	10,656	107,093
Exact Sciences Corp.* (a)	13,798	118,663
Exelixis, Inc.* (a)	33,916	303,887
Genomic Health, Inc.* (a)	4,463	124,562
Geron Corp.* (a)	34,552	138,553
GTx, Inc.* (a)	4,531	21,703
Halozyme Therapeutics, Inc.* (a)	21,706	149,988
Idenix Pharmaceuticals, Inc.* (a)	14,126	70,630
ImmunoGen, Inc.* (a)	19,979	243,544
Immunomedics, Inc.* (a)	17,735	72,181
Incyte Corp.* (a)	23,639	447,723
Infinity Pharmaceuticals, Inc.* (a)	4,819	39,805
Inhibitex, Inc.* (a)	18,766	73,563
Insmed, Inc.* (a)	6,508	78,031
InterMune, Inc.* (a)	13,072	468,631
Ironwood Pharmaceuticals, Inc. "A"* (a)	13,399	210,632
Isis Pharmaceuticals, Inc.* (a)	26,376	241,604
Keryx Biopharmaceuticals, Inc.* (a)	18,723	88,560
Lexicon Pharmaceuticals, Inc.* (a)	45,451	79,994
Ligand Pharmaceuticals, Inc. "B"* (a)	5,765	68,892
MannKind Corp.* (a)	20,303	77,151
Maxygen, Inc. (a)	9,217	50,417
Medivation, Inc.*	8,423	180,505
Metabolix, Inc.* (a)	10,282	73,413
Micromet, Inc.* (a)	24,640	141,434
Momenta Pharmaceuticals, Inc.* (a)	12,332	239,981
Nabi Biopharmaceuticals*	11,823	63,608
Neurocrine Biosciences, Inc.* (a)	13,100	105,455
Novavax, Inc.* (a)	25,493	51,496
NPS Pharmaceuticals, Inc.* (a)	23,422	221,338
Nymox Pharmaceutical Corp.* (a)	5,140	42,919
OncoGenex Pharmaceutical, Inc.*	2,677	45,589
Oncothyreon, Inc.* (a)	10,834	99,564
Onyx Pharmaceuticals, Inc.*	16,917	597,170
Opko Health, Inc.* (a)	30,336	111,940
Orexigen Therapeutics, Inc.* (a)	8,596	13,668
Osiris Therapeutics, Inc.* (a)	5,122	39,644
PDL BioPharma, Inc. (a)	37,433	219,732
	Shares	Value ($)

Peregrine Pharmaceuticals, Inc.* (a)	17,300	32,178
Pharmacyclics, Inc.* (a)	12,193	127,295
PharmAthene, Inc.*	9,090	26,725
Progenics Pharmaceuticals, Inc.* (a)	7,920	56,866
Raptor Pharmaceuticals Corp.* (a)	8,408	52,046
Rigel Pharmaceuticals, Inc.*	18,118	166,142
Sangamo BioSciences, Inc.* (a)	14,968	88,161
Savient Pharmaceuticals, Inc.* (a)	18,881	141,419
SciClone Pharmaceuticals, Inc.* (a)	10,200	61,608
Seattle Genetics, Inc.* (a)	25,709	527,549
SIGA Technologies, Inc.* (a)	9,355	91,118
Spectrum Pharmaceuticals, Inc.* (a)	13,828	128,116
Sunesis Pharmaceuticals, Inc.* (a)	10,050	21,004
SuperGen, Inc.*	14,365	42,808
Synta Pharmaceuticals Corp.* (a)	6,786	34,134
Targacept, Inc.*	7,283	153,453
Theravance, Inc.* (a)	18,365	407,887
Transcept Pharmaceuticals, Inc.* (a)	1,485	16,261
Trius Therapeutics, Inc.*	2,670	21,146
Vanda Pharmaceuticals, Inc.*	7,331	52,343
Vical, Inc.* (a)	19,247	79,298
Zalicus, Inc.* (a)	20,253	48,202
ZIOPHARM Oncology, Inc.* (a)	16,804	102,840
Zogenix, Inc.* (a)	3,053	12,243
		12,247,983
Health Care Equipment & Supplies 3.1%
Abaxis, Inc.*	5,983	163,037
ABIOMED, Inc.* (a)	8,507	137,813
Accuray, Inc.*	18,778	150,412
Align Technology, Inc.* (a)	16,360	373,008
Alimera Sciences, Inc.* (a)	2,841	23,154
Alphatec Holdings, Inc.* (a)	14,080	48,998
Analogic Corp.	3,451	181,488
AngioDynamics, Inc.*	6,799	96,750
Antares Pharma, Inc.*	22,677	50,116
ArthroCare Corp.*	7,213	241,419
AtriCure, Inc.*	3,732	48,143
Atrion Corp.	417	82,483
Bacterin International Holdings, Inc.* (a)	6,493	18,440
Biolase Technology, Inc. (a)	7,410	38,087
Cantel Medical Corp. (a)	3,443	92,651
Cardiovascular Systems, Inc.*	3,352	48,805
Cerus Corp.* (a)	12,563	37,689
Conceptus, Inc.* (a)	8,317	97,059
CONMED Corp.*	7,529	214,426
CryoLife, Inc.*	7,954	44,542
Cyberonics, Inc.* (a)	7,647	213,734
Cynosure, Inc. "A"*	2,868	34,703
Delcath Systems, Inc.* (a)	11,870	61,249
Dexcom, Inc.* (a)	17,839	258,487
Dynavox, Inc. "A"* (a)	2,601	19,768
Endologix, Inc.* (a)	12,831	119,328
Exactech, Inc.*	2,330	41,963
Greatbatch, Inc.*	6,278	168,376
Haemonetics Corp.*	6,865	441,900
Hansen Medical, Inc.* (a)	12,795	43,631
HeartWare International, Inc.* (a)	3,200	237,056
ICU Medical, Inc.* (a)	3,184	139,141
Immucor, Inc.*	16,225	331,315
Insulet Corp.* (a)	12,237	271,294
	Shares	Value ($)

Integra LifeSciences Holdings*	5,614	268,405
Invacare Corp. (a)	7,720	256,227
IRIS International, Inc.*	4,512	45,075
Kensey Nash Corp.*	2,205	55,632
MAKO Surgical Corp.* (a)	8,540	253,894
Masimo Corp. (a)	14,042	416,767
Medical Action Industries, Inc.*	4,273	34,825
Meridian Bioscience, Inc.	10,914	263,137
Merit Medical Systems, Inc.*	9,778	175,711
Natus Medical, Inc.*	7,709	116,791
Neogen Corp.*	6,183	279,533
Neoprobe Corp.* (a)	23,344	77,502
NuVasive, Inc.* (a)	10,642	349,909
NxStage Medical, Inc.* (a)	12,020	250,256
OraSure Technologies, Inc.*	12,467	106,344
Orthofix International NV* (a)	4,759	202,115
Palomar Medical Technologies, Inc.*	5,096	57,483
Quidel Corp.*	7,476	113,261
Rockwell Medical Technologies, Inc.*	4,284	55,007
RTI Biologics, Inc.*	14,435	39,119
Solta Medical, Inc.* (a)	16,467	45,449
SonoSite, Inc.*	3,580	125,909
Spectranetics Corp.*	8,299	51,620
STAAR Surgical Co.* (a)	9,642	51,103
Stereotaxis, Inc.* (a)	11,325	39,751
STERIS Corp.	15,783	552,089
SurModics, Inc.* (a)	3,941	43,745
Symmetry Medical, Inc.*	9,633	86,408
Synergetics USA, Inc.*	5,930	32,674
Synovis Life Technologies, Inc.* (a)	3,152	54,908
Tornier NV* (a)	2,752	74,166
Unilife Corp.* (a)	14,875	77,053
Uroplasty, Inc.* (a)	5,485	41,138
Vascular Solutions, Inc.*	4,436	55,006
Volcano Corp.*	13,918	449,412
West Pharmaceutical Services, Inc.	8,980	392,965
Wright Medical Group, Inc.* (a)	10,396	155,940
Young Innovations, Inc. (a)	1,416	40,384
Zoll Medical Corp.*	5,855	331,744
		10,688,922
Health Care Providers & Services 3.1%
Accretive Health, Inc.* (a)	10,684	307,592
Air Methods Corp.*	2,995	223,846
Alliance HealthCare Services, Inc.*	6,523	24,787
Almost Family, Inc.* (a)	2,247	61,568
Amedisys, Inc.* (a)	7,861	209,338
American Dental Partners, Inc.*	4,113	53,305
AMN Healthcare Services, Inc.* (a)	10,673	88,799
AmSurg Corp.*	8,395	219,361
Assisted Living Concepts, Inc. "A"	5,298	88,900
Bio-Reference Laboratories, Inc.*	6,505	135,955
BioScrip, Inc.* (a)	10,874	70,572
Capital Senior Living Corp.*	7,192	66,814
CardioNet, Inc.* (a)	6,953	36,920
Centene Corp.*	13,334	473,757
Chemed Corp.	5,686	372,547
Chindex International, Inc.* (a)	3,630	49,441
Continucare Corp.*	7,832	48,402
CorVel Corp.*	1,590	74,571
Cross Country Healthcare, Inc.*	7,848	59,645
Emeritus Corp.* (a)	8,034	170,723
ExamWorks Group, Inc.* (a)	7,093	180,091
	Shares	Value ($)

Five Star Quality Care, Inc.*	8,717	50,646
Gentiva Health Services, Inc.* (a)	8,193	170,660
Hanger Orthopedic Group, Inc.*	8,937	218,688
HEALTHSOUTH Corp.* (a)	25,409	666,986
Healthspring, Inc.* (a)	18,121	835,559
Healthways, Inc.*	9,139	138,730
HMS Holdings Corp.*	7,581	582,752
IPC The Hospitalist Co.*	4,304	199,490
Kindred Healthcare, Inc.* (a)	13,891	298,240
Landauer, Inc.	2,510	154,591
LHC Group, Inc.*	4,193	96,691
Magellan Health Services, Inc.* (a)	8,586	469,998
MedCath Corp.*	5,521	75,030
MedQuist Holdings, Inc.* (a)	8,174	105,608
Metropolitan Health Networks, Inc.*	11,032	52,843
Molina Healthcare, Inc.* (a)	7,554	204,865
MWI Veterinary Supply, Inc.*	3,356	271,064
National Healthcare Corp.	2,716	134,632
National Research Corp.	400	14,612
Owens & Minor, Inc. (a)	17,044	587,848
PharMerica Corp.*	8,085	103,165
Providence Service Corp.*	3,580	45,287
PSS World Medical, Inc.*	14,808	414,772
Radnet, Inc.* (a)	7,934	34,910
Rural/Metro Corp.* (a)	5,268	90,820
Select Medical Holdings Corp.* (a)	11,943	105,934
Skilled Healthcare Group, Inc. "A"*	5,253	49,693
Sun Healthcare Group, Inc.*	6,638	53,237
Sunrise Senior Living, Inc.* (a)	15,357	146,352
Team Health Holdings, Inc.*	7,130	160,496
The Ensign Group, Inc.	4,476	136,026
Triple-S Management Corp. "B"*	5,372	116,734
Universal American Corp.	8,531	93,415
US Physical Therapy, Inc.	3,095	76,539
WellCare Health Plans, Inc.* (a)	11,332	582,578
		10,556,425
Health Care Technology 0.5%
athenahealth, Inc.* (a)	9,274	381,161
Computer Programs & Systems, Inc.	2,980	189,170
ePocrates, Inc.* (a)	1,830	33,745
HealthStream, Inc.*	3,918	51,992
MedAssets, Inc.*	13,047	174,308
Medidata Solutions, Inc.*	5,904	140,929
Merge Healthcare, Inc.*	14,412	74,942
Omnicell, Inc.*	8,807	137,301
Quality Systems, Inc. (a)	5,168	451,167
Transcend Services, Inc.* (a)	2,329	68,449
		1,703,164
Life Sciences Tools & Services 0.5%
Affymetrix, Inc.* (a)	19,192	152,193
Albany Molecular Research, Inc.*	5,601	26,941
Caliper Life Sciences, Inc.* (a)	12,435	100,848
Cambrex Corp.*	7,409	34,230
Complete Genomics, Inc.* (a)	2,711	41,424
Enzo Biochem, Inc.* (a)	9,716	41,293
eResearchTechnology, Inc.*	13,522	86,135
Fluidigm Corp.* (a)	2,296	38,504
Furiex Pharmaceuticals, Inc.*	2,680	47,677
Harvard Bioscience, Inc.*	5,909	31,495
Kendle International, Inc.*	3,895	58,737
Luminex Corp.* (a)	10,095	210,985
MEDTOX Scientific, Inc.	2,012	35,150
	Shares	Value ($)

Pacific Biosciences of California, Inc.*	9,016	105,487
PAREXEL International Corp.* (a)	15,806	372,389
Sequenom, Inc.* (a)	26,382	199,184
		1,582,672
Pharmaceuticals 1.5%
Acura Pharmaceuticals, Inc.* (a)	2,300	8,901
Aegerion Pharmaceuticals, Inc.* (a)	1,975	31,106
Akorn, Inc.* (a)	15,409	107,863
Ampio Pharmaceuticals, Inc.* (a)	5,510	42,923
Auxilium Pharmaceuticals, Inc.* (a)	12,747	249,841
AVANIR Pharmaceuticals, Inc. "A"* (a)	32,225	108,276
Cadence Pharmaceuticals, Inc.* (a)	10,435	96,002
Columbia Laboratories, Inc.*	19,217	59,381
Corcept Therapeutics, Inc.* (a)	11,505	45,905
Cornerstone Therapeutics, Inc.* (a)	2,025	18,144
DepoMed, Inc.* (a)	14,001	114,528
Durect Corp.*	22,554	45,785
Endocyte, Inc.*	3,836	54,931
Hi-Tech Pharmacal Co., Inc.* (a)	2,732	79,037
Impax Laboratories, Inc.*	17,426	379,713
Ista Pharmaceuticals, Inc.*	6,848	52,353
Jazz Pharmaceuticals, Inc.* (a)	5,945	198,266
K-V Pharmaceutical Co. "A"* (a)	13,422	36,508
Lannett Co., Inc.* (a)	4,143	20,632
MAP Pharmaceuticals, Inc.* (a)	5,773	92,195
Medicines Co.* (a)	14,285	235,845
Medicis Pharmaceutical Corp. "A" (a)	16,496	629,652
Nektar Therapeutics* (a)	30,375	220,826
NeoStem, Inc.* (a)	7,214	10,677
Obagi Medical Products, Inc.*	4,784	45,113
Optimer Pharmaceuticals, Inc.* (a)	12,035	143,096
Pacira Pharmaceuticals. Inc.*	1,723	20,676
Pain Therapeutics, Inc.* (a)	9,645	37,326
Par Pharmaceutical Companies, Inc.* (a)	9,669	318,884
Pernix Therapeutics Holdings, Inc.*	792	6,859
POZEN, Inc.* (a)	6,813	28,615
Questcor Pharmaceuticals, Inc.* (a)	14,188	341,931
Sagent Pharmaceuticals, Inc.*	1,730	46,675
Salix Pharmaceuticals Ltd.* (a)	15,591	620,989
Santarus, Inc.* (a)	13,042	43,952
Sucampo Pharmaceuticals, Inc. "A"*	3,421	14,026
ViroPharma, Inc.*	20,221	374,088
VIVUS, Inc.* (a)	22,154	180,334
XenoPort, Inc.* (a)	9,635	68,601
		5,230,455
Industrials 15.0%
Aerospace & Defense 1.8%
AAR Corp.	10,640	288,238
Aerovironment, Inc.* (a)	4,453	157,414
American Science & Engineering, Inc.	2,422	193,760
Astronics Corp.* (a)	2,379	73,273
Ceradyne, Inc.*	6,661	259,712
Cubic Corp.	4,201	214,209
Curtiss-Wright Corp.	12,433	402,456
DigitalGlobe, Inc.*	9,491	241,166
Ducommun, Inc.	2,748	56,526
Esterline Technologies Corp.*	8,160	623,424
GenCorp, Inc.* (a)	15,378	98,727
GeoEye, Inc.* (a)	5,891	220,323
	Shares	Value ($)

HEICO Corp. (a)	11,149	610,296
Hexcel Corp.* (a)	26,198	573,474
Kratos Defense & Security Solutions, Inc.* (a)	6,293	76,523
LMI Aerospace, Inc.* (a)	2,600	63,518
Moog, Inc. "A"*	12,087	526,026
National Presto Industries, Inc. (a)	1,284	130,313
Orbital Sciences Corp.* (a)	15,690	264,377
Taser International, Inc.* (a)	16,230	73,847
Teledyne Technologies, Inc.*	9,831	495,089
The Keyw Holding Corp.* (a)	4,886	60,538
Triumph Group, Inc.	5,037	501,585
		6,204,814
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	14,420	98,777
Atlas Air Worldwide Holdings, Inc.* (a)	7,006	416,927
Forward Air Corp. (a)	7,792	263,292
Hub Group, Inc. "A"*	9,792	368,767
Pacer International, Inc.*	9,352	44,141
Park-Ohio Holdings Corp.*	2,182	46,127
		1,238,031
Airlines 0.6%
Alaska Air Group, Inc.*	9,547	653,588
Allegiant Travel Co.* (a)	4,066	201,267
Hawaiian Holdings, Inc.* (a)	13,574	77,372
JetBlue Airways Corp.* (a)	65,943	402,252
Republic Airways Holdings, Inc.*	12,879	70,319
SkyWest, Inc. (a)	14,040	211,442
Spirit Airlines, Inc.*	4,132	49,543
US Airways Group, Inc.* (a)	43,239	385,260
		2,051,043
Building Products 0.7%
A.O. Smith Corp. (a)	10,170	430,191
AAON, Inc. (a)	5,014	109,506
Ameresco, Inc. " A "*	4,752	67,383
American Woodmark Corp. (a)	2,550	44,166
Ameron International Corp.	2,438	160,128
Apogee Enterprises, Inc.	7,527	96,421
Builders FirstSource, Inc.* (a)	12,786	27,490
Gibraltar Industries, Inc.*	8,113	91,839
Griffon Corp.*	12,681	127,824
Insteel Industries, Inc.	4,711	59,076
NCI Building Systems, Inc.* (a)	5,312	60,504
Quanex Building Products Corp.	10,162	166,555
Simpson Manufacturing Co., Inc.	11,157	333,260
Trex Co., Inc.* (a)	4,150	101,592
Universal Forest Products, Inc.	5,114	122,531
USG Corp.* (a)	19,048	273,148
		2,271,614
Commercial Services & Supplies 2.5%
A.T. Cross Co. "A"*	2,529	28,805
ABM Industries, Inc.	14,144	330,121
Acco Brands Corp.*	14,792	116,117
American Reprographics Co.*	9,656	68,268
APAC Customer Services, Inc.*	8,339	44,447
Casella Waste Systems, Inc. "A"* (a)	7,082	43,200
Cenveo, Inc.*	15,166	97,062
Clean Harbors, Inc.* (a)	6,265	646,861
Consolidated Graphics, Inc.*	2,473	135,891
Courier Corp.	2,510	27,736
Deluxe Corp. (a)	13,745	339,639
EnergySolutions	21,222	104,837
	Shares	Value ($)

EnerNOC, Inc.* (a)	6,722	105,804
Ennis, Inc.	7,025	122,235
Fuel Tech, Inc.* (a)	4,860	32,222
G & K Services, Inc. "A"	4,937	167,167
Healthcare Services Group, Inc. (a)	17,782	288,957
Heritage-Crystal Clean, Inc.*	1,264	24,244
Herman Miller, Inc.	15,236	414,724
Higher One Holdings Inc.* (a)	8,268	156,431
HNI Corp. (a)	12,080	303,450
Innerworkings, Inc.* (a)	6,765	56,420
Interface, Inc. "A" (a)	14,038	271,916
Intersections, Inc.	2,355	42,861
Kimball International, Inc. "B"	8,430	54,205
Knoll, Inc.	12,835	257,598
M&F Worldwide Corp.* (a)	2,757	71,241
McGrath Rentcorp.	6,401	179,740
Metalico, Inc.* (a)	10,662	62,906
Mine Safety Appliances Co. (a)	7,241	270,379
Mobile Mini, Inc.*	9,773	207,090
Multi-Color Corp.	2,978	73,527
Quad Graphics, Inc. (a)	6,794	264,015
Rollins, Inc. (a)	17,068	347,846
Schawk, Inc.	2,999	49,663
Standard Parking Corp.* (a)	4,313	68,879
Steelcase, Inc. "A"	21,189	241,343
Swisher Hygiene, Inc.* (a)	22,930	129,096
Sykes Enterprises, Inc.*	11,224	241,653
Team, Inc.*	5,080	122,580
Tetra Tech, Inc.*	16,652	374,670
The Brink's Co. (a)	12,464	371,801
The Geo Group, Inc.*	17,370	400,031
TMS International Corp. "A"*	3,322	43,352
TRC Companies, Inc.*	4,668	29,175
UniFirst Corp.	3,817	214,477
United Stationers, Inc. (a)	12,284	435,222
US Ecology, Inc.	5,022	85,876
Viad Corp.	5,490	122,372
WCA Waste Corp.*	4,524	26,058
		8,714,210
Construction & Engineering 0.7%
Argan, Inc.* (a)	2,332	23,646
Comfort Systems USA, Inc.	10,209	108,318
Dycom Industries, Inc.*	9,581	156,554
EMCOR Group, Inc.*	17,864	523,594
Furmanite Corp.*	9,652	76,637
Granite Construction, Inc. (a)	10,314	253,002
Great Lakes Dredge & Dock Co.	15,595	87,020
Insituform Technologies, Inc. "A"*	10,453	219,199
Layne Christensen Co.*	5,272	159,953
MasTec, Inc.*	15,252	300,769
Michael Baker Corp.*	2,091	44,162
MYR Group, Inc.* (a)	5,313	124,324
Northwest Pipe Co.*	2,425	63,196
Orion Marine Group, Inc.*	7,484	70,424
Pike Electric Corp.*	4,276	37,800
Primoris Services Corp. (a)	7,191	92,764
Sterling Construction Co., Inc.*	4,300	59,211
Tutor Perini Corp. (a)	8,389	160,901
UniTek Global Services, Inc.*	2,715	21,476
		2,582,950
Electrical Equipment 1.3%
A123 Systems, Inc.* (a)	23,545	125,259
Active Power, Inc.*	20,696	50,705
Acuity Brands, Inc. (a)	11,585	646,211
	Shares	Value ($)

American Superconductor Corp.* (a)	11,887	107,458
AZZ, Inc.	3,350	153,430
Belden, Inc.	12,680	442,025
Brady Corp. "A" (a)	12,704	407,290
Broadwind Energy, Inc.* (a)	29,588	42,903
Capstone Turbine Corp.* (a)	65,106	99,612
Coleman Cable, Inc.*	2,288	33,611
Encore Wire Corp. (a)	4,901	118,702
Ener1, Inc.* (a)	20,402	22,442
EnerSys*	13,449	462,915
Franklin Electric Co., Inc. (a)	6,217	291,888
FuelCell Energy, Inc.* (a)	32,515	42,595
Generac Holdings, Inc.*	6,696	129,902
Global Power Equipment Group, Inc.* (a)	4,204	111,490
II-VI, Inc.*	13,800	353,280
LSI Industries, Inc.	4,939	39,216
Powell Industries, Inc.* (a)	2,345	85,593
PowerSecure International, Inc.* (a)	4,785	34,548
Preformed Line Products Co. (a)	662	47,121
SatCon Technology Corp.* (a)	23,961	57,267
Thermon Group Holdings, Inc.*	2,389	28,668
Valence Technology, Inc.* (a)	17,823	21,031
Vicor Corp. (a)	5,406	87,415
Woodward, Inc.	16,452	573,517
		4,616,094
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,827	268,912
Seaboard Corp.	83	200,694
Standex International Corp.	3,387	103,879
Tredegar Corp. (a)	6,531	119,844
United Capital Corp.* (a)	400	11,980
		705,309
Machinery 3.2%
3D Systems Corp.* (a)	11,144	219,648
Accuride Corp.*	10,742	135,671
Actuant Corp. "A"	18,348	492,277
Alamo Group, Inc.	1,777	42,115
Albany International Corp. "A"	7,348	193,914
Altra Holdings, Inc.* (a)	7,106	170,473
American Railcar Industries, Inc.* (a)	2,611	61,228
Ampco-Pittsburgh Corp.	2,295	53,818
Astec Industries, Inc.*	5,390	199,322
Badger Meter, Inc. (a)	4,070	150,549
Barnes Group, Inc. (a)	14,576	361,631
Blount International, Inc.*	12,918	225,677
Briggs & Stratton Corp. (a)	13,368	265,489
Cascade Corp.	2,387	113,550
Chart Industries, Inc.*	7,857	424,121
CIRCOR International, Inc.	4,563	195,433
CLARCOR, Inc. (a)	13,505	638,516
Colfax Corp.*	6,634	164,523
Columbus McKinnon Corp.*	5,003	89,854
Commercial Vehicle Group, Inc.*	7,939	112,654
Douglas Dynamics, Inc.	4,992	78,824
Dynamic Materials Corp. (a)	3,487	78,179
Energy Recovery, Inc.* (a)	11,064	36,179
EnPro Industries, Inc.*	5,506	264,673
ESCO Technologies, Inc. (a)	7,034	258,851
Federal Signal Corp.	16,907	110,910
Flow International Corp.*	11,800	42,008
Force Protection, Inc.*	18,840	93,541
	Shares	Value ($)

FreightCar America, Inc.*	3,136	79,466
Gorman-Rupp Co.	4,127	135,943
Graham Corp.	2,488	50,755
Greenbrier Companies, Inc.* (a)	4,994	98,681
Hurco Companies, Inc.*	1,604	51,665
John Bean Technologies Corp. (a)	7,542	145,711
Kadant, Inc.*	3,305	104,141
Kaydon Corp.	8,729	325,766
L.B. Foster Co. "A"	2,687	88,429
Lindsay Corp. (a)	3,368	231,718
Lydall, Inc.*	4,733	56,607
Meritor, Inc.*	25,194	404,112
Met-Pro Corp.	3,565	40,570
Middleby Corp.* (a)	5,012	471,329
Miller Industries, Inc.	3,102	57,976
Mueller Industries, Inc. (a)	10,168	385,469
Mueller Water Products, Inc. "A"	41,876	166,666
NACCO Industries, Inc. "A" (a)	1,541	149,200
NN, Inc.*	4,544	67,978
Omega Flex, Inc.* (a)	800	11,224
PMFG, Inc.* (a)	5,042	100,084
RBC Bearings, Inc.*	5,893	222,520
Robbins & Myers, Inc. (a)	10,556	557,885
Sauer-Danfoss, Inc.*	3,079	155,151
Sun Hydraulics Corp.	3,564	170,359
Tecumseh Products Co. "A"* (a)	4,733	48,277
Tennant Co.	5,173	206,558
Titan International, Inc. (a)	11,232	272,488
TriMas Corp.*	6,820	168,795
Twin Disc, Inc.	2,230	86,145
Wabash National Corp.* (a)	18,266	171,152
Watts Water Technologies, Inc. "A"	8,061	285,440
Xerium Technologies, Inc.*	3,096	57,431
		10,899,319
Marine 0.1%
Baltic Trading Ltd. (a)	4,634	26,599
Eagle Bulk Shipping, Inc.* (a)	16,672	41,347
Excel Maritime Carriers Ltd.* (a)	11,112	34,447
Genco Shipping & Trading Ltd.* (a)	7,536	56,671
International Shipholding Corp.	1,425	30,324
Ultrapetrol Bahamas Ltd.* (a)	6,466	31,942
		221,330
Professional Services 1.3%
Acacia Research*	11,420	419,000
Barrett Business Services, Inc.	2,358	33,767
CBIZ, Inc.* (a)	10,384	76,426
CDI Corp. (a)	3,282	43,618
Corporate Executive Board Co.	9,155	399,616
CoStar Group, Inc.* (a)	6,761	400,792
CRA International, Inc.*	2,961	80,213
Dolan Co.*	8,259	69,954
Exponent, Inc.*	3,716	161,683
Franklin Covey Co.*	3,515	34,025
FTI Consulting, Inc.* (a)	11,253	426,939
GP Strategies Corp.*	3,969	54,217
Heidrick & Struggles International, Inc. (a)	4,589	103,895
Hill International, Inc.*	6,325	36,432
Hudson Highland Group, Inc.*	8,974	48,011
Huron Consulting Group, Inc.*	5,889	177,907
ICF International, Inc.*	5,294	134,362
Insperity, Inc. (a)	6,069	179,703
Kelly Services, Inc. "A"*	6,987	115,285
	Shares	Value ($)

Kforce, Inc.*	8,924	116,726
Korn/Ferry International*	12,529	275,513
Mistras Group, Inc.*	4,036	65,383
Navigant Consulting, Inc.*	13,488	141,489
Odyssey Marine Exploration, Inc.* (a)	17,085	53,476
On Assignment, Inc.*	9,992	98,221
Resources Connection, Inc.	12,265	147,671
RPX Corp.*	2,483	69,598
School Specialty, Inc.* (a)	4,255	61,229
SFN Group, Inc.* (a)	13,759	125,069
The Advisory Board Co.*	4,241	245,469
TrueBlue, Inc.*	11,906	172,399
VSE Corp.	1,200	29,880
		4,597,968
Road & Rail 1.2%
AMERCO* (a)	2,324	223,453
Arkansas Best Corp. (a)	6,781	160,913
Avis Budget Group, Inc.* (a)	28,049	479,357
Celadon Group, Inc.* (a)	5,220	72,871
Covenant Transport, Inc., "A"*	2,427	18,809
Dollar Thrifty Automotive Group, Inc.*	7,733	570,231
Genesee & Wyoming, Inc. "A"*	10,582	620,529
Heartland Express, Inc. (a)	13,462	222,931
Knight Transportation, Inc.	16,244	275,986
Marten Transport Ltd. (a)	4,139	89,402
Old Dominion Freight Line, Inc.*	12,652	471,920
Patriot Transportation Holding, Inc.* (a)	2,000	44,740
Quality Distribution, Inc.*	4,134	53,825
RailAmerica, Inc.*	6,038	90,570
Roadrunner Transportation Systems, Inc.*	3,028	45,662
Saia, Inc.*	4,246	71,970
Swift Transportation Co.* (a)	21,082	285,661
Universal Truckload Services, Inc.*	1,496	25,626
Werner Enterprises, Inc. (a)	11,700	293,085
Zipcar, Inc.* (a)	2,576	52,576
		4,170,117
Trading Companies & Distributors 1.0%
Aceto Corp.	6,582	44,165
Aircastle Ltd.	15,614	198,610
Applied Industrial Technologies, Inc. (a)	11,307	402,642
Beacon Roofing Supply, Inc.*	12,154	277,354
CAI International, Inc.* (a)	3,185	65,802
DXP Enterprises, Inc.*	2,397	60,764
Essex Rental Corp.* (a)	4,785	31,533
H&E Equipment Services, Inc.* (a)	7,682	107,471
Houston Wire & Cable Co. (a)	4,992	77,626
Interline Brands, Inc.*	8,975	164,871
Kaman Corp.	6,967	247,120
Lawson Products, Inc.	1,100	21,637
RSC Holdings, Inc.* (a)	18,093	216,392
Rush Enterprises, Inc. "A"*	8,508	161,907
SeaCube Container Leasing Ltd.	2,950	50,681
TAL International Group, Inc. (a)	5,373	185,530
Textainer Group Holdings Ltd.	3,210	98,675
Titan Machinery, Inc.* (a)	4,265	122,747
United Rentals, Inc.* (a)	16,697	424,104
Watsco, Inc. (a)	7,537	512,441
		3,472,072
	Shares	Value ($)

Information Technology 17.9%
Communications Equipment 2.3%
ADTRAN, Inc.	17,269	668,483
Anaren, Inc.*	4,066	86,403
Arris Group, Inc.*	32,993	383,049
Aruba Networks, Inc.* (a)	22,817	674,242
Aviat Networks, Inc.*	15,896	62,630
Bel Fuse, Inc. "B"	2,887	62,619
BigBand Networks, Inc.* (a)	12,600	27,342
Black Box Corp.	4,833	151,128
Blue Coat Systems, Inc.*	11,601	253,598
Calix, Inc.* (a)	10,082	209,907
Communications Systems, Inc.	1,770	31,736
Comtech Telecommunications Corp.	7,148	200,430
DG Fastchannel, Inc.*	7,381	236,561
Dialogic, Inc.* (a)	4,587	20,642
Digi International, Inc.*	6,804	88,452
EMCORE Corp.* (a)	23,212	63,601
EMS Technologies, Inc.*	4,147	136,727
Emulex Corp.* (a)	23,167	199,236
Extreme Networks, Inc.*	24,634	79,814
Finisar Corp.* (a)	23,978	432,323
Globecomm Systems, Inc.*	5,927	92,224
Harmonic, Inc.*	30,709	222,026
Infinera Corp.* (a)	27,586	190,619
InterDigital, Inc. (a)	12,107	494,571
Ixia* (a)	10,654	136,371
KVH Industries, Inc.* (a)	3,942	41,903
Loral Space & Communications, Inc.*	2,938	204,103
Meru Networks, Inc.* (a)	2,881	34,601
NETGEAR, Inc.*	9,776	427,407
NumereX Corp. "A"*	2,509	24,413
Oclaro, Inc.* (a)	13,220	88,838
Oplink Communications, Inc.*	5,551	103,415
OpNext, Inc.*	11,044	25,180
Orbcomm, Inc.*	8,994	28,151
Plantronics, Inc. (a)	12,836	468,899
Powerwave Technologies, Inc.* (a)	45,054	132,909
Procera Networks, Inc.*	3,085	33,102
SeaChange International, Inc.* (a)	7,446	80,268
ShoreTel, Inc.* (a)	12,511	127,612
Sonus Networks, Inc.*	55,953	181,288
Sycamore Networks, Inc.	5,316	118,228
Symmetricom, Inc.*	12,189	71,062
Tekelec*	16,376	149,513
ViaSat, Inc.*	9,675	418,637
Westell Technologies, Inc. "A"*	13,638	48,688
		8,012,951
Computers & Peripherals 0.7%
Avid Technology, Inc.* (a)	8,000	150,720
Cray, Inc.*	9,671	61,894
Dot Hill Systems Corp.*	14,867	42,222
Electronics for Imaging, Inc.*	12,425	213,959
Hypercom Corp.*	14,502	142,555
Imation Corp.*	7,894	74,519
Immersion Corp.*	7,833	66,815
Intermec, Inc.*	15,813	174,576
Intevac, Inc.*	6,166	62,955
Novatel Wireless, Inc.*	8,473	46,432
OCZ Technology Group, Inc.* (a)	13,448	107,584
Quantum Corp.* (a)	59,706	197,030
Rimage Corp.	2,549	34,233
	Shares	Value ($)

Silicon Graphics International Corp.* (a)	8,188	140,834
STEC, Inc.* (a)	10,934	185,987
Stratasys, Inc.* (a)	5,654	190,540
Super Micro Computer, Inc.*	7,112	114,432
Synaptics, Inc.* (a)	9,065	233,333
Xyratex Ltd.*	8,338	85,548
		2,326,168
Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp.*	5,160	93,654
Agilysys, Inc.*	5,311	44,294
Anixter International, Inc. (a)	7,738	505,601
Benchmark Electronics, Inc.*	16,169	266,789
Brightpoint, Inc.*	18,894	153,230
Checkpoint Systems, Inc.*	10,805	193,193
Cognex Corp. (a)	11,062	391,927
Coherent, Inc.*	6,685	369,480
CTS Corp.	9,191	88,877
Daktronics, Inc.	9,151	98,739
DDi Corp.	4,031	38,456
DTS, Inc.*	4,668	189,287
Echelon Corp.* (a)	9,261	84,183
Electro Rent Corp.	4,920	84,230
Electro Scientific Industries, Inc.*	5,852	112,944
eMagin Corp.*	4,528	27,485
Fabrinet*	5,463	132,642
FARO Technologies, Inc.* (a)	4,287	187,771
Gerber Scientific, Inc.*	6,974	77,621
GSI Group, Inc.*	6,739	81,205
Identive Group, Inc.* (a)	10,529	24,427
Insight Enterprises, Inc.*	12,332	218,400
KEMET Corp.*	11,817	168,865
L-1 Identity Solutions, Inc.* (a)	19,843	233,155
LeCroy Corp.*	4,235	50,989
Littelfuse, Inc.	6,061	355,902
Maxwell Technologies, Inc.* (a)	7,333	118,721
Measurement Specialties, Inc.*	4,016	143,371
Mercury Computer Systems, Inc.*	8,116	151,607
Methode Electronics, Inc.	10,078	117,006
Microvision, Inc.* (a)	28,004	34,165
MTS Systems Corp.	4,102	171,587
Multi-Fineline Electronix, Inc.*	2,618	56,575
NeoPhotonics Corp.*	3,101	21,459
Newport Corp.*	9,973	181,209
OSI Systems, Inc.*	5,105	219,515
Park Electrochemical Corp.	5,540	154,843
PC Connection, Inc.*	2,400	19,872
Plexus Corp.*	10,029	349,110
Power-One, Inc.* (a)	18,684	151,340
Pulse Electronics Corp. (a)	10,660	47,117
RadiSys Corp.*	6,359	46,357
Richardson Electonics Ltd. (a)	3,969	53,939
Rofin-Sinar Technologies, Inc.*	7,503	256,227
Rogers Corp.* (a)	4,232	195,518
Sanmina-SCI Corp.*	21,284	219,864
ScanSource, Inc.*	7,213	270,343
Smart Modular Technologies (WWH), Inc.*	17,471	160,034
SYNNEX Corp.* (a)	6,624	209,981
TTM Technologies, Inc.* (a)	13,896	222,614
Universal Display Corp.* (a)	10,270	360,374
Viasystems Group, Inc.* (a)	1,209	27,190
Vishay Precision Group, Inc.*	3,234	54,590
X-Rite, Inc.* (a)	8,918	44,322
	Shares	Value ($)

Zygo Corp.*	4,596	60,759
		8,392,955
Internet Software & Services 2.0%
Ancestry.com, Inc.* (a)	8,470	350,573
Boingo Wireless, Inc.* (a)	2,439	22,146
comScore, Inc.*	8,560	221,704
Constant Contact, Inc.* (a)	7,864	199,588
Cornerstone OnDemand, Inc.*	2,962	52,279
DealerTrack Holdings, Inc.*	10,999	252,427
Demand Media, Inc.* (a)	2,125	28,794
Dice Holdings, Inc.*	13,022	176,058
Digital River, Inc.* (a)	10,595	340,735
EarthLink, Inc.	29,434	226,495
Envestnet, Inc.*	4,815	71,503
FriendFinder Networks, Inc.*	1,214	5,008
InfoSpace, Inc.*	9,461	86,284
Internap Network Services Corp.*	14,392	105,781
Intralinks Holdings, Inc.*	8,403	145,204
j2 Global Communications, Inc.*	12,285	346,806
Keynote Systems, Inc. (a)	3,703	80,096
KIT Digital, Inc.* (a)	9,397	112,200
Limelight Networks, Inc.* (a)	17,797	81,154
Liquidity Services, Inc.* (a)	5,004	118,144
LivePerson, Inc.*	14,191	200,661
LogMeIn, Inc.* (a)	5,442	209,898
LoopNet, Inc.*	4,394	80,762
Marchex, Inc. "B"	5,551	49,293
Mediamind Technologies, Inc.* (a)	2,304	50,550
ModusLink Global Solutions, Inc. (a)	11,714	52,479
Move, Inc.* (a)	41,562	91,021
NIC, Inc. (a)	17,071	229,776
OpenTable, Inc.* (a)	6,293	523,074
Openwave Systems, Inc.*	22,941	52,535
Perficient, Inc.* (a)	6,334	64,987
Quepasa Corp.*	3,205	23,236
QuinStreet, Inc.* (a)	7,229	93,832
RealNetworks, Inc.*	22,108	75,167
Responsys, Inc.*	2,447	43,385
RightNow Technologies, Inc.* (a)	6,506	210,794
Saba Software, Inc.*	7,942	71,716
SAVVIS, Inc.*	12,046	476,178
SciQuest, Inc.*	3,247	55,491
SPS Commerce, Inc.* (a)	2,569	45,703
Stamps.com, Inc.	2,895	38,619
Support.com, Inc.*	12,427	59,650
TechTarget, Inc.* (a)	3,701	28,017
The Active Network, Inc.* (a)	3,226	56,778
Travelzoo, Inc.* (a)	1,483	95,861
United Online, Inc. (a)	23,295	140,469
ValueClick, Inc.* (a)	21,035	349,181
Vocus, Inc.*	4,692	143,622
Web.com Group, Inc.*	7,599	93,620
XO Group, Inc.*	8,350	83,083
Zix Corp.* (a)	17,491	67,165
		6,879,582
IT Services 2.0%
Acxiom Corp.*	21,645	283,766
CACI International, Inc. "A"*	8,028	506,406
Cardtronics, Inc.*	11,500	269,675
Cass Information Systems, Inc. (a)	2,316	87,452
CIBER, Inc.*	16,768	93,062
Computer Task Group, Inc.*	3,796	49,993
Convergys Corp.*	28,142	383,857
	Shares	Value ($)

CSG Systems International, Inc.*	9,068	167,577
Dynamics Research Corp.*	2,415	32,941
Echo Global Logistics, Inc.* (a)	2,944	52,256
Euronet Worldwide, Inc.* (a)	13,676	210,747
Exlservice Holdings, Inc.*	4,292	99,145
Forrester Research, Inc. (a)	3,883	127,984
Global Cash Access Holdings, Inc.*	16,503	52,480
Heartland Payment Systems, Inc.	10,293	212,036
iGATE Corp.	8,314	135,684
Integral Systems, Inc.*	4,656	56,664
Jack Henry & Associates, Inc. (a)	23,097	693,141
Lionbridge Technologies, Inc.*	17,064	54,264
ManTech International Corp. "A"	6,309	280,246
MAXIMUS, Inc. (a)	4,648	384,529
MoneyGram International, Inc.* (a)	22,718	75,424
NCI, Inc. "A"*	1,678	38,124
Ness Technologies, Inc.*	8,607	65,155
PRGX Global, Inc.*	4,961	35,471
Sapient Corp.*	29,193	438,771
ServiceSource International, Inc.* (a)	2,586	57,461
SRA International, Inc. "A"*	12,083	373,606
Stream Global Services, Inc.* (a)	1,538	5,075
Syntel, Inc.	4,124	243,811
TeleTech Holdings, Inc.* (a)	6,777	142,859
The Hackett Group, Inc.*	7,890	40,160
TNS, Inc.*	6,975	115,785
Unisys Corp.* (a)	11,411	293,263
Virtusa Corp.*	4,011	76,008
Wright Express Corp.* (a)	10,336	538,195
		6,773,073
Semiconductors & Semiconductor Equipment 4.1%
Advanced Analogic Technologies, Inc.*	11,187	67,737
Advanced Energy Industries, Inc.* (a)	11,662	172,481
Alpha & Omega Semiconductor Ltd.* (a)	3,838	50,853
Amkor Technology, Inc.* (a)	27,989	172,692
Amtech Systems, Inc.*	2,521	52,033
ANADIGICS, Inc.* (a)	17,152	55,058
Applied Micro Circuits Corp.*	17,442	154,536
ATMI, Inc.*	8,509	173,839
Axcelis Technologies, Inc.*	28,848	47,311
AXT, Inc.* (a)	8,503	72,105
Brooks Automation, Inc.*	17,844	193,786
Cabot Microelectronics Corp.* (a)	6,347	294,945
Cavium, Inc.* (a)	12,927	563,488
CEVA, Inc.*	6,321	192,538
Cirrus Logic, Inc.* (a)	17,683	281,160
Cohu, Inc.	6,163	80,797
Cymer, Inc.*	8,153	403,655
Diodes, Inc.*	9,421	245,888
DSP Group, Inc.*	6,073	52,835
Entegris, Inc.*	35,870	363,004
Entropic Communications, Inc.* (a)	23,090	205,270
Exar Corp.*	9,949	62,977
FEI Co.* (a)	10,324	394,274
FormFactor, Inc.* (a)	13,234	119,900
FSI International, Inc.* (a)	10,049	27,534
GSI Technology, Inc.* (a)	5,571	40,111
GT Solar International, Inc.* (a)	33,633	544,855
Hittite Microwave Corp.*	8,366	517,939
Inphi Corp.* (a)	5,361	93,281
	Shares	Value ($)

Integrated Device Technology, Inc.*	39,570	311,020
Integrated Silicon Solution, Inc.* (a)	7,155	69,189
IXYS Corp.* (a)	6,306	94,464
Kopin Corp.*	18,387	86,603
Kulicke & Soffa Industries, Inc.*	19,293	214,924
Lattice Semiconductor Corp.*	31,184	203,320
LTX-Credence Corp.*	13,004	116,256
MaxLinear, Inc. "A"* (a)	4,349	37,662
Micrel, Inc. (a)	13,541	143,264
Microsemi Corp.*	23,132	474,206
Mindspeed Technologies, Inc.* (a)	8,832	70,656
MIPS Technologies, Inc.* (a)	13,730	94,874
MKS Instruments, Inc.	13,941	368,321
Monolithic Power Systems, Inc.*	7,943	122,481
MoSys, Inc.* (a)	8,668	49,841
Nanometrics, Inc.*	5,325	101,122
Netlogic Microsystems, Inc.*	18,244	737,422
NVE Corp.* (a)	1,302	76,102
OmniVision Technologies, Inc.*	15,539	540,913
PDF Solutions, Inc.*	6,254	37,274
Pericom Semiconductor Corp.*	6,718	60,059
Photronics, Inc.* (a)	14,571	123,416
PLX Technology, Inc.*	10,985	38,118
Power Integrations, Inc.	7,711	296,334
Rambus, Inc.* (a)	26,195	384,543
RF Micro Devices, Inc.*	73,737	451,270
Rubicon Technology, Inc.* (a)	4,744	79,984
Rudolph Technologies, Inc.*	8,474	90,757
Semtech Corp.* (a)	17,541	479,571
Sigma Designs, Inc.*	8,101	61,892
Silicon Image, Inc.*	21,417	138,354
Spansion, Inc. "A"*	13,428	258,758
Standard Microsystems Corp.*	6,143	165,800
Supertex, Inc.*	2,837	63,549
Tessera Technologies, Inc.*	13,654	234,030
TriQuint Semiconductor, Inc.* (a)	43,926	447,606
Ultra Clean Holdings, Inc.*	5,955	54,071
Ultratech, Inc.*	6,683	203,029
Veeco Instruments, Inc.* (a)	10,935	529,363
Volterra Semiconductor Corp.*	6,661	164,260
Zoran Corp.*	13,723	115,273
		14,086,833
Software 4.4%
Accelrys, Inc.*	14,894	105,896
ACI Worldwide, Inc.*	8,902	300,620
Actuate Corp.*	8,900	52,065
Advent Software, Inc.*	8,734	246,037
American Software, Inc. "A"	5,875	48,821
Aspen Technology, Inc.*	22,658	389,264
Blackbaud, Inc. (a)	11,960	331,531
Blackboard, Inc.* (a)	9,354	405,870
Bottomline Technologies, Inc.*	9,046	223,527
BroadSoft, Inc.* (a)	6,060	231,068
Callidus Software*	8,028	46,964
CommVault Systems, Inc.*	11,753	522,421
Concur Technologies, Inc.* (a)	11,916	596,634
Convio, Inc.*	3,530	38,159
Deltek, Inc.* (a)	5,310	39,772
DemandTec, Inc.* (a)	8,593	78,196
Digimarc Corp.* (a)	1,854	64,946
Ebix, Inc.* (a)	8,077	153,867
Ellie Mae, Inc.*	3,774	21,663
EPIQ Systems, Inc. (a)	8,772	124,738
	Shares	Value ($)

ePlus, Inc.*	1,066	28,185
Fair Isaac Corp. (a)	10,653	321,721
FalconStor Software, Inc.*	8,242	36,924
Glu Mobile, Inc.* (a)	10,978	57,854
Guidance Software, Inc.*	3,696	30,122
Interactive Intelligence, Inc.* (a)	3,819	133,856
JDA Software Group, Inc.*	11,274	348,254
Kenexa Corp.* (a)	7,023	168,412
Lawson Software, Inc.*	43,870	492,221
Magma Design Automation, Inc.*	17,730	141,663
Manhattan Associates, Inc.* (a)	5,753	198,133
Mentor Graphics Corp.*	25,765	330,050
MicroStrategy, Inc. "A"*	2,132	346,834
Monotype Imaging Holdings, Inc.* (a)	9,340	131,974
Motricity, Inc.* (a)	9,829	75,978
NetScout Systems, Inc.*	9,859	205,954
NetSuite, Inc.* (a)	7,291	285,807
OPNET Technologies, Inc.	3,822	156,473
Parametric Technology Corp.* (a)	31,808	729,357
Pegasystems, Inc. (a)	4,430	206,216
Progress Software Corp.* (a)	17,862	431,010
PROS Holdings, Inc.* (a)	6,090	106,514
QAD, Inc. "A"*	1,360	13,899
QLIK Technologies, Inc.*	18,793	640,090
Quest Software, Inc.*	16,323	371,022
Radiant Systems, Inc.*	10,813	225,992
RealD, Inc.* (a)	10,428	243,911
RealPage, Inc.* (a)	8,180	216,525
Renaissance Learning, Inc. (a)	3,640	45,646
Rosetta Stone, Inc.* (a)	2,899	46,790
S1 Corp.*	14,327	107,166
Smith Micro Software, Inc.*	9,697	40,824
Solarwinds, Inc.* (a)	15,270	399,158
Sourcefire, Inc.*	7,565	224,832
SRS Labs, Inc.*	3,541	33,958
SS&C Technologies Holdings, Inc.*	6,679	132,712
SuccessFactors, Inc.* (a)	21,097	620,252
Synchronoss Technologies, Inc.*	7,109	225,569
Take-Two Interactive Software, Inc.* (a)	19,606	299,580
Taleo Corp. "A"*	10,958	405,775
TeleCommunication Systems, Inc. "A"* (a)	12,735	61,510
TeleNav, Inc.* (a)	4,248	75,317
THQ, Inc.* (a)	17,824	64,523
TiVo, Inc.* (a)	31,880	328,045
Tyler Technologies, Inc.* (a)	8,521	228,192
Ultimate Software Group, Inc.*	6,900	375,567
VASCO Data Security International, Inc.* (a)	7,175	89,329
Verint Systems, Inc.*	5,577	206,572
Virnetx Holding Corp.* (a)	10,879	314,838
Wave Systems Corp. "A"* (a)	22,225	62,674
Websense, Inc.*	10,633	276,139
		15,361,978
Materials 4.8%
Chemicals 2.2%
A. Schulman, Inc. (a)	8,385	211,218
American Vanguard Corp. (a)	5,708	74,033
Arch Chemicals, Inc.	6,157	212,047
Balchem Corp. (a)	7,713	337,675
Calgon Carbon Corp.* (a)	15,030	255,510
Chase Corp.	1,651	27,671
	Shares	Value ($)

Chemtura Corp.*	25,769	468,996
Ferro Corp.*	23,011	309,268
Flotek Industries, Inc.* (a)	13,492	114,952
FutureFuel Corp. (a)	4,754	57,571
Georgia Gulf Corp.*	9,020	217,743
H.B. Fuller Co. (a)	13,216	322,735
Hawkins, Inc. (a)	2,293	83,052
Innophos Holdings, Inc.	5,826	284,309
Innospec, Inc.*	6,329	212,718
KMG Chemicals, Inc. (a)	1,701	28,645
Koppers Holdings, Inc. (a)	5,478	207,781
Kraton Performance Polymers, Inc.*	8,533	334,238
Landec Corp.*	6,891	45,481
LSB Industries, Inc.*	5,031	215,930
Minerals Technologies, Inc.	4,887	323,959
NewMarket Corp. (a)	2,412	411,752
NL Industries, Inc. (a)	1,832	33,635
Olin Corp.	21,317	483,043
OM Group, Inc.*	8,333	338,653
Omnova Solutions, Inc.* (a)	11,871	82,622
PolyOne Corp.	25,084	388,049
Quaker Chemical Corp.	3,455	148,600
Senomyx, Inc.* (a)	10,754	55,276
Sensient Technologies Corp. (a)	13,373	495,737
Spartech Corp.* (a)	8,472	51,594
Stepan Co. (a)	2,154	152,719
STR Holdings, Inc.* (a)	8,021	119,673
TPC Group, Inc.* (a)	3,543	138,956
Zagg, Inc.*	5,205	69,747
Zep, Inc.	5,751	108,694
Zoltek Companies, Inc.* (a)	7,464	78,596
		7,502,878
Construction Materials 0.2%
Eagle Materials, Inc.	11,870	330,817
Headwaters, Inc.*	15,745	49,282
Texas Industries, Inc. (a)	6,065	252,486
United States Lime & Minerals, Inc.* (a)	701	28,748
		661,333
Containers & Packaging 0.2%
AEP Industries, Inc.*	1,272	37,130
Boise, Inc. (a)	27,850	216,951
Graham Packaging Co., Inc.* (a)	6,453	162,745
Graphic Packaging Holding Co.*	42,732	232,462
Myers Industries, Inc.	8,387	86,218
		735,506
Metals & Mining 1.7%
A.M. Castle & Co.*	4,420	73,416
AMCOL International Corp.	6,535	249,376
Century Aluminum Co.*	13,794	215,876
Coeur d'Alene Mines Corp.* (a)	23,960	581,270
General Moly, Inc.* (a)	18,078	80,628
Globe Specialty Metals, Inc. (a)	16,880	378,450
Gold Resource Corp. (a)	7,632	190,266
Golden Minerals Co.*	3,322	59,065
Golden Star Resources Ltd.* (a)	69,306	152,473
Handy & Harman Ltd.*	1,331	20,484
Haynes International, Inc.	3,245	200,963
Hecla Mining Co.* (a)	74,420	572,290
Horsehead Holding Corp.* (a)	11,645	155,111
Jaguar Mining, Inc.* (a)	23,334	111,536
Kaiser Aluminum Corp. (a)	4,409	240,820
Materion Corp.* (a)	5,482	202,669
	Shares	Value ($)

Metals USA Holdings Corp.* (a)	3,243	48,321
Midway Gold Corp.* (a)	19,908	39,020
Noranda Aluminum Holding Corp.*	6,085	92,127
Olympic Steel, Inc. (a)	2,416	66,512
Paramount Gold and Silver Corp.* (a)	31,589	102,980
Revett Minerals, Inc.*	6,194	27,935
RTI International Metals, Inc.* (a)	8,054	309,032
Stillwater Mining Co.*	27,553	606,441
Thompson Creek Metals Co., Inc.*	40,817	407,354
Universal Stainless & Alloy Products, Inc.*	1,831	85,618
US Energy Corp.* (a)	7,549	32,234
US Gold Corp.* (a)	28,182	169,937
Vista Gold Corp.* (a)	18,031	51,028
Worthington Industries, Inc.	15,415	356,086
		5,879,318
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	10,659	287,580
Clearwater Paper Corp.*	3,069	209,551
Deltic Timber Corp. (a)	2,887	155,003
KapStone Paper & Packaging Corp.*	10,534	174,549
Louisiana-Pacific Corp.*	35,294	287,293
Neenah Paper, Inc. (a)	4,074	86,695
P.H. Glatfelter Co. (a)	12,403	190,758
Schweitzer-Mauduit International, Inc. (a)	4,681	262,838
Verso Paper Corp.*	4,102	10,993
Wausau Paper Corp. (a)	13,125	88,463
		1,753,723
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.8%
8x8, Inc.* (a)	16,320	79,805
AboveNet, Inc. (a)	6,234	439,248
Alaska Communications Systems Group, Inc. (a)	12,079	107,141
Atlantic Tele-Network, Inc.	2,519	96,629
Cbeyond, Inc.* (a)	7,416	98,114
Cincinnati Bell, Inc.* (a)	54,077	179,536
Cogent Communications Group, Inc.*	12,330	209,733
Consolidated Communications Holdings, Inc. (a)	6,858	133,319
FairPoint Communications, Inc.* (a)	5,540	51,023
General Communication, Inc. "A"*	10,836	130,790
Global Crossing Ltd.* (a)	8,197	314,601
Globalstar, Inc.* (a)	26,891	33,076
HickoryTech Corp.	3,350	39,798
IDT Corp. "B" (a)	3,759	101,568
inContact, Inc.*	7,609	36,143
Iridium Communications, Inc.* (a)	11,429	98,861
Neutral Tandem, Inc.*	9,170	159,741
PAETEC Holding Corp.* (a)	33,718	161,509
Premiere Global Services, Inc.* (a)	14,158	112,981
SureWest Communications	3,589	60,008
Towerstream Corp.* (a)	8,878	44,301
Vonage Holdings Corp.* (a)	37,209	164,092
		2,852,017
Wireless Telecommunication Services 0.2%
ICO Global Communications (Holdings) Ltd.* (a)	40,128	111,155
Leap Wireless International, Inc.* (a)	16,264	263,965
	Shares	Value ($)

NTELOS Holdings Corp.	7,862	160,542
Shenandoah Telecommunications Co. (a)	6,495	110,545
USA Mobility, Inc. (a)	6,040	92,170
		738,377
Utilities 3.1%
Electric Utilities 1.3%
ALLETE, Inc.	8,504	349,004
Central Vermont Public Service Corp.	3,547	128,224
Cleco Corp. (a)	16,337	569,344
El Paso Electric Co.	11,252	363,440
Empire District Electric Co. (a)	11,112	214,017
IDACORP, Inc. (a)	13,268	524,086
MGE Energy, Inc. (a)	6,092	246,909
Otter Tail Corp.	9,574	202,011
PNM Resources, Inc.	23,138	387,330
Portland General Electric Co.	20,158	509,594
UIL Holdings Corp.	13,494	436,531
Unisource Energy Corp.	9,844	367,477
Unitil Corp. (a)	2,880	75,744
		4,373,711
Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,610	104,478
New Jersey Resources Corp. (a)	11,073	493,967
Nicor, Inc.	12,183	666,897
Northwest Natural Gas Co. (a)	7,160	323,131
Piedmont Natural Gas Co., Inc. (a)	19,212	581,355
South Jersey Industries, Inc.	8,054	437,413
Southwest Gas Corp. (a)	12,259	473,320
The Laclede Group, Inc. (a)	5,995	226,791
WGL Holdings, Inc. (a)	13,699	527,274
		3,834,626
Independent Power Producers & Energy Traders 0.1%
Atlantic Power Corp.	18,271	278,084
Dynegy, Inc.* (a)	27,526	170,386
Ormat Technologies, Inc. (a)	4,667	102,721
		551,191
Multi-Utilities 0.4%
Avista Corp. (a)	15,400	395,626
Black Hills Corp.	10,503	316,035
CH Energy Group, Inc. (a)	4,249	226,302
NorthWestern Corp.	9,704	321,300
		1,259,263
Water Utilities 0.2%
American States Water Co. (a)	5,025	174,166
Artesian Resources Corp. "A" (a)	1,786	32,184
Cadiz, Inc.* (a)	3,128	33,970
California Water Service Group (a)	11,014	206,072
Connecticut Water Service, Inc. (a)	2,181	55,790
Consolidated Water Co., Ltd. (a)	3,947	36,668
Middlesex Water Co.	3,902	72,499
Pennichuck Corp.	1,264	36,340
SJW Corp. (a)	3,607	87,434
York Water Co. (a)	3,576	59,183
		794,306
Total Common Stocks (Cost $296,550,900)		335,330,740

	Shares	Value ($)

Rights 0.0%
Industrials
BlueLinx Holdings, Inc., Expiration Date 7/22/2011* (a) (Cost $0)	3,450	586

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.055%**, 11/17/2011 (b) (Cost $769,837)	770,000	769,837

	Shares	Value ($)

Securities Lending Collateral 39.1%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $135,043,151)	135,043,151	135,043,151

Cash Equivalents 3.8%
Central Cash Management Fund, 0.11% (c) (Cost $13,199,163)	13,199,163	13,199,163

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $445,563,051)+	140.2	484,343,477
Other Assets and Liabilities, Net (a)	(40.2)	(138,982,671)
Net Assets	100.0	345,360,806

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $449,605,037. At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $34,738,440. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $77,104,027 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,365,587.

(a) All or a portion of these securities were on loan, amounting to $132,650,922. In addition, included in other assets and liabilities, net are pending sales, amounting to $490,992, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2011 amounted to $133,141,914, which is 38.6% of net assets.

(b) At June 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	9/16/2011	124	10,234,960	473,194

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks and/or Other Equity Investments (e)	$335,331,326	$—	$—	$335,331,326
Government & Agency Obligation (e)	—	769,837	—	769,837
Short-Term Investments (e)	148,242,314	—	—	148,242,314
Derivatives (f)	473,194	—	—	473,194
Total	$484,046,834	$769,837	$—	$484,816,671

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $297,320,737) — including $132,650,922 of securities loaned	$336,101,163
Investment in Daily Assets Fund Institutional (cost $135,043,151)*	135,043,151
Investment in Central Cash Management Fund (cost $13,199,163)	13,199,163
Total investments in securities, at value (cost $445,563,051)	484,343,477
Cash	21,213
Receivable for investments sold	1,154,735
Dividends receivable	401,335
Interest receivable	125,041
Receivable for Fund shares sold	267,108
Receivable for daily variation margin on futures contracts	80,600
Other assets	3,507
Total assets	486,397,016
Liabilities
Payable for investments purchased	5,699,580
Payable upon return of securities loaned	135,043,151
Payable for Fund shares redeemed	53,121
Accrued management fee	95,490
Other accrued expenses and payables	144,868
Total liabilities	141,036,210
Net assets, at value	$345,360,806
Net Assets Consist of
Undistributed net investment income	1,269,536
Net unrealized appreciation (depreciation) on: Investments	38,780,426
Futures	473,194
Foreign currency	26
Accumulated net realized gain (loss)	(4,853,634)
Paid-in capital	309,691,258
Net assets, at value	$345,360,806
Class A Net Asset Value, offering and redemption price per share ($297,136,070 ÷ 22,753,648 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.06
Class B Net Asset Value, offering and redemption price per share ($48,224,736 ÷ 3,690,801 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.07

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $374)	$1,835,596
Income distributions — Central Cash Management Fund	4,551
Interest	530
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	341,013
Total income	2,181,690
Expenses: Management fee	586,208
Administration fee	168,200
Custodian fee	12,095
Distribution service fee (Class B)	61,532
Services to shareholders	4,636
Professional fees	31,561
Trustees' fees and expenses	6,540
Reports to shareholders	26,799
Other	30,659
Total expenses before expense reductions	928,230
Expense reductions	(25,490)
Total expenses after expense reductions	902,740
Net investment income (loss)	1,278,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	15,706,520
Futures	155,618
15,862,138
Change in net unrealized appreciation (depreciation) on: Investments	2,611,631
Futures	286,037
Foreign currency	26
2,897,694
Net gain (loss)	18,759,832
Net increase (decrease) in net assets resulting from operations	$20,038,782

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations: Net investment income (loss)	$1,278,950	$2,784,092
Net realized gain (loss)	15,862,138	1,093,394
Change in net unrealized appreciation (depreciation)	2,897,694	68,791,540
Net increase (decrease) in net assets resulting from operations	20,038,782	72,669,026
Distributions to shareholders from: Net investment income: Class A	(2,352,452)	(2,379,611)
Class B	(270,870)	(308,033)
Total distributions	(2,623,322)	(2,687,644)
Fund share transactions: Class A Proceeds from shares sold	26,776,513	44,648,931
Reinvestment of distributions	2,352,452	2,379,611
Payments for shares redeemed	(31,463,498)	(80,244,924)
Net increase (decrease) in net assets from Class A share transactions	(2,334,533)	(33,216,382)
Class B Proceeds from shares sold	1,668,001	6,800,894
Reinvestment of distributions	270,870	308,033
Payments for shares redeemed	(5,945,216)	(13,106,274)
Net increase (decrease) in net assets from Class B share transactions	(4,006,345)	(5,997,347)
Increase (decrease) in net assets	11,074,582	30,767,653
Net assets at beginning of period	334,286,224	303,518,571
Net assets at end of period (including undistributed net investment income of $1,269,536 and $2,613,908, respectively)	$345,360,806	$334,286,224
Other Information
Class A Shares outstanding at beginning of period	22,942,780	26,097,119
Shares sold	2,084,856	4,165,310
Shares issued to shareholders in reinvestment of distributions	174,127	204,962
Shares redeemed	(2,448,115)	(7,524,611)
Net increase (decrease) in Class A shares	(189,132)	(3,154,339)
Shares outstanding at end of period	22,753,648	22,942,780
Class B Shares outstanding at beginning of period	4,003,137	4,564,752
Shares sold	129,305	652,484
Shares issued to shareholders in reinvestment of distributions	20,035	26,509
Shares redeemed	(461,676)	(1,240,608)
Net increase (decrease) in Class B shares	(312,336)	(561,615)
Shares outstanding at end of period	3,690,801	4,003,137

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended December 31,
Class A	Six Months Ended 6/30/11 (Unaudited)	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$12.41	$9.90	$8.63	$14.71	$16.12	$14.40
Income (loss) from investment operations: Net investment income (loss)a	.05	.10	.10	.18	.17	.14
Net realized and unrealized gain (loss)	.71	2.51	1.93	(4.77)	(.40)	2.34
Total from investment operations	.76	2.61	2.03	(4.59)	(.23)	2.48
Less distributions from: Net investment income	(.11)	(.10)	(.16)	(.20)	(.14)	(.10)
Net realized gains	—	—	(.60)	(1.29)	(1.04)	(.66)
Total distributions	(.11)	(.10)	(.76)	(1.49)	(1.18)	(.76)
Net asset value, end of period	$13.06	$12.41	$9.90	$8.63	$14.71	$16.12
Total Return (%)b	6.06	**	26.39	26.57	(34.12)	(1.90)	17.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	297	285	258	198	305	536
Ratio of expenses before expense reductions (%)	.52	*	.52	.56	.54	.53	.47
Ratio of expenses after expense reductions (%)	.50	*	.52	.50	.47	.51	.45
Ratio of net investment income (loss) (%)	.80	*	.96	1.19	1.51	1.09	.93
Portfolio turnover rate (%)	12	**	16	26	25	24	c	42
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Years Ended December 31,
Class B	Six Months Ended 6/30/11 (Unaudited)	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$12.40	$9.89	$8.62	$14.70	$16.11	$14.39
Income (loss) from investment operations: Net investment income (loss)a	.03	.08	.08	.15	.13	.10
Net realized and unrealized gain (loss)	.71	2.50	1.93	(4.77)	(.40)	2.34
Total from investment operations	.74	2.58	2.01	(4.62)	(.27)	2.44
Less distributions from: Net investment income	(.07)	(.07)	(.14)	(.17)	(.10)	(.06)
Net realized gains	—	—	(.60)	(1.29)	(1.04)	(.66)
Total distributions	(.07)	(.07)	(.74)	(1.46)	(1.14)	(.72)
Net asset value, end of period	$13.07	$12.40	$9.89	$8.62	$14.70	$16.11
Total Return (%)b	5.96	**	26.11	26.27	(34.33)	(2.16)	17.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	50	45	42	73	68
Ratio of expenses before expense reductions (%)	.77	*	.77	.81	.79	.78	.72
Ratio of expenses after expense reductions (%)	.75	*	.77	.75	.72	.76	.70
Ratio of net investment income (loss) (%)	.55	*	.71	.93	1.26	.84	.68
Portfolio turnover rate (%)	12	**	16	26	25	24	c	42
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $16,467,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 (the expiration date), whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2011, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,367,000 to $10,796,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$473,194

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$155,618

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$286,037

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $41,417,976 and $48,297,095, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

For the period from January 1, 2011 through September 30, 2011, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of Class A shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.50%.

Accordingly, for the six months ended June 30, 2011, the Advisor waived a portion of its management fee aggregating $24,753, and the amount charged aggregated $561,455, which was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2011, the Administration Fee was $168,200, of which $27,012 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2011, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2011
Class B	$61,532	$9,667

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2011
Class A	$737	$737	$—
Class B	177	—	131
	$914	$737	$131

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,632, of which $5,242 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

F. Ownership of the Fund

At June 30, 2011, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 56%. At June 30, 2011, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 44% and 27%, respectively.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-3 (R-023162-1 8/11)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 18, 2011